UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21667

Fidelity Central Investment Portfolios LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Floating Rate Central Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Bond Issuers as of March 31, 2022

(by issuer, excluding cash equivalents)	% of fund's net assets
Bass Pro Group LLC	2.4
Asurion LLC	1.9
Caesars Resort Collection LLC	1.4
Intelsat Jackson Holdings SA	1.4
Fertitta Entertainment LLC NV	1.0
TransDigm, Inc.	1.0
Seattle Spinco, Inc.	0.9
Ultimate Software Group, Inc.	0.9
Peraton Corp.	0.9
Athenahealth, Inc.	0.8
12.6

Top Five Market Sectors as of March 31, 2022

% of fund's net assets
Technology	15.8
Services	8.4
Healthcare	6.0
Telecommunications	5.9
Gaming	5.2

Quality Diversification (% of fund's net assets)

As of March 31, 2022
AAA,AA,A	0.1%
BBB	1.6%
BB	24.2%
B	59.5%
CCC,CC,C	2.8%
Not Rated	7.6%
Equities	1.6%
Short-Term Investments and Net Other Assets	2.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of March 31, 2022*
Bank Loan Obligations	92.9%
Nonconvertible Bonds	2.9%
Convertible Bonds, Preferred Stocks	0.1%
Common Stocks	1.3%
Fixed-Income Funds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 10.2%

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
United States of America	89.8%
Luxembourg	4.8%
Canada	1.1%
United Kingdom	0.7%
Netherlands	0.6%
Cayman Islands	0.5%
France	0.5%
Ireland	0.3%
Germany	0.3%
Other	1.4%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Bank Loan Obligations - 92.9%
	Principal Amount	Value
Aerospace - 1.2%
ADS Tactical, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 3/19/26 (a)(b)(c)	$4,560,000	$4,324,385
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 12/31/27 (a)(b)(c)	2,075,147	2,039,704
Jazz Acquisition, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.71% 6/19/26 (a)(b)(c)	434,199	419,701
TransDigm, Inc.:
Tranche E 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 5/30/25 (a)(b)(c)	3,074,550	3,015,949
Tranche F 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 12/9/25 (a)(b)(c)	14,249,243	13,999,882
Tranche G 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 8/22/24 (a)(b)(c)	9,935,889	9,780,691
WP CPP Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/30/25 (a)(b)(c)	3,899,233	3,682,007
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 8.75% 4/30/26 (a)(b)(c)	1,000,000	974,170

TOTAL AEROSPACE		38,236,489

Air Transportation - 1.3%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/20/28 (a)(b)(c)	6,475,000	6,549,851
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 8/11/28 (a)(b)(c)	6,000,000	5,937,480
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/8/26 (a)(b)(c)	3,858,443	3,784,477
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 4/4/26 (a)(b)(c)	2,074,432	2,034,665
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 7/2/27 (a)(b)(c)	5,580,000	5,782,275
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 10/20/27 (a)(b)(c)	4,905,000	5,057,496
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (a)(b)(c)	9,929,700	9,797,337
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 12/11/26 (a)(b)(c)	4,501,388	4,327,904

TOTAL AIR TRANSPORTATION		43,271,485

Automotive & Auto Parts - 1.7%
Adient U.S. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/8/28 (a)(b)(c)	2,580,500	2,535,341
American Trailer World Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (a)(b)(c)	6,911,083	6,617,362
Avis Budget Car Rental LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 3/16/29 (a)(b)(c)	1,175,000	1,164,719
Clarios Global LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/30/26 (a)(b)(c)	4,562,298	4,499,567
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.25% 6/3/28 (a)(b)(c)	10,079,237	9,669,819
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (a)(b)(c)(d)	1,245,000	1,232,550
Les Schwab Tire Centers Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 11/2/27 (a)(b)(c)	4,014,188	3,974,046
Midas Intermediate Holdco II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 12/16/25 (a)(b)(c)	4,863,075	4,500,630
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7579% 12/17/28 (a)(b)(c)	4,139,625	4,095,290
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.25% 1/26/29 (a)(b)(c)	3,170,000	3,098,675
Rough Country LLC:
2LN, term loan 1 month U.S. LIBOR + 6.500% 7.506% 7/28/29 (a)(b)(c)	1,585,000	1,569,150
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 7/28/28 (a)(b)(c)	7,378,799	7,263,690
Thor Industries, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 2/1/26 (a)(b)(c)	592,312	588,362
Truck Hero, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 1/29/28 (a)(b)(c)	4,944,703	4,784,000

TOTAL AUTOMOTIVE & AUTO PARTS		55,593,201

Banks & Thrifts - 0.9%
Citadel Securities LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8049% 2/27/28 (a)(b)(c)	10,308,244	10,240,107
Deerfield Dakota Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 4/9/27 (a)(b)(c)	4,591,969	4,563,269
LHS Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.25% 2/18/29(a)(b)(c)	5,435,000	5,367,226
Novae LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 12/22/28 (a)(b)(c)	2,438,333	2,416,998
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 12/22/28 (b)(c)(e)	696,667	690,571
Russell Investments U.S. Institutional Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 5/30/25 (a)(b)(c)	1,456,135	1,435,502
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 12/1/28 (a)(b)(c)	1,800,488	1,779,476
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME TERM SOFR 1 MONTH + 2.250% 2.75% 12/16/28 (a)(b)(c)	1,810,463	1,796,884

TOTAL BANKS & THRIFTS		28,290,033

Broadcasting - 2.3%
AppLovin Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 10/21/28 (a)(b)(c)	2,493,750	2,470,882
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 8/15/25 (a)(b)(c)	11,402,627	11,324,291
Diamond Sports Group LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 8.000% 9% 5/25/26 (a)(b)(c)	2,373,060	2,403,055
2LN, term loan 3 month U.S. LIBOR + 3.250% 3.545% 8/24/26 (a)(b)(c)	19,471,472	6,583,889
Dotdash Meredith, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 12/1/28 (a)(b)(c)	12,119,625	12,089,326
Entercom Media Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.500% 2.9471% 11/17/24 (a)(b)(c)	2,395,807	2,350,287
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.2306% 12/1/28 (a)(b)(c)	3,680,775	3,658,433
Nexstar Broadcasting, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/19/26 (a)(b)(c)	11,592,517	11,536,641
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.96% 9/30/26 (a)(b)(c)	2,361,626	2,286,833
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.75% 8/14/26 (a)(b)(c)	3,155,852	3,136,128
Univision Communications, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 3/24/26 (a)(b)(c)	4,835,271	4,801,037
1 month U.S. LIBOR + 3.250% 4% 1/31/29 (a)(b)(c)	10,890,000	10,762,914

TOTAL BROADCASTING		73,403,716

Building Materials - 2.6%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 5/17/28 (a)(b)(c)	8,763,133	7,881,912
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 3.2074% 12/18/28 (a)(b)(c)	5,646,792	5,581,854
3 month U.S. LIBOR + 2.500% 2.9574% 10/1/26 (a)(b)(c)	3,750,491	3,703,609
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.7074% 5/19/28 (a)(b)(c)	2,044,550	2,011,694
Core & Main LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 2.9471% 7/27/28 (a)(b)(c)	4,855,600	4,807,044
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 12/22/28 (a)(b)(c)	2,179,143	2,146,456
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 12/22/28 (b)(c)(e)	450,857	444,094
Hunter Douglas, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/25/29 (a)(b)(c)	19,795,000	19,374,356
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/28/27(a)(b)(c)	3,459,375	3,396,691
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 12/14/28 (a)(b)(c)	2,204,475	2,194,555
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/24/29 (b)(c)(f)	1,760,000	1,733,600
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.0187% 6/4/28 (a)(b)(c)	8,900,275	8,781,634
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 6/2/28 (a)(b)(c)	3,125,000	3,081,063
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (a)(b)(c)	6,619,845	6,599,985
Traverse Midstream Partners Ll Tranche B, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.25% 9/27/24 (a)(b)(c)	3,884,308	3,863,255
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.25% 5/7/28 (a)(b)(c)	2,805,900	2,774,334
White Capital Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.25% 10/19/27 (a)(b)(c)	3,688,313	3,640,660

TOTAL BUILDING MATERIALS		82,016,796

Cable/Satellite TV - 2.0%
Charter Communication Operating LLC Tranche B2 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.21% 2/1/27 (a)(b)(c)	19,453,850	19,270,205
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/31/28 (a)(b)(c)	8,740,000	8,536,533
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.3966% 10/15/29 (a)(b)(c)	1,940,000	1,918,990
CSC Holdings LLC:
Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.8966% 4/15/27 (a)(b)(c)	8,448,854	8,288,325
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 1/15/26 (a)(b)(c)	1,940,000	1,910,900
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (a)(b)(c)	11,651,000	11,625,251
LCPR Loan Financing LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.1466% 9/25/28 (a)(b)(c)	1,910,000	1,901,252
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6466% 7/17/25 (a)(b)(c)	4,716,122	4,630,666
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.8966% 1/31/28 (a)(b)(c)	5,373,792	5,300,762

TOTAL CABLE/SATELLITE TV		63,382,884

Capital Goods - 1.1%
Ali Group North America Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 10/12/28 (b)(c)(f)	4,250,000	4,182,723
Columbus McKinnon Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.8125% 5/14/28 (a)(b)(c)	3,502,275	3,438,078
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.4806% 11/15/26 (a)(b)(c)	514,697	509,550
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7306% 11/15/25 (a)(b)(c)	2,070,944	2,037,291
Doosan Bobcat Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 5/18/24 (a)(b)(c)	2,123,550	2,115,247
Griffon Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.750% 3.2669% 1/24/29 (a)(b)(c)	10,145,000	10,027,724
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.4574% 9/20/26 (a)(b)(c)	3,670,500	3,655,194
Resideo Funding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7555% 2/12/28 (a)(b)(c)	1,875,045	1,844,576
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.2507% 5/12/28 (a)(b)(c)	4,431,818	4,374,559
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 9.75% 4/16/25 (a)(b)(c)(d)	1,537,443	1,475,945
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0187% 7/31/27 (a)(b)(c)	1,053,286	1,042,100

TOTAL CAPITAL GOODS		34,702,987

Chemicals - 3.0%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 9/30/28 (a)(b)(c)	5,901,515	5,749,079
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 7.5% 9/22/29 (a)(b)(c)	930,000	897,450
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 9/30/28 (b)(c)(e)	863,694	841,385
Aruba Investment Holdings LLC:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.5% 11/24/28 (a)(b)(c)	1,575,000	1,555,313
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/24/27 (a)(b)(c)	4,003,507	3,943,454
ASP Chromaflo Dutch I BV Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	583,813	582,354
ASP Chromaflo Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 11/18/23 (a)(b)(c)	408,355	407,335
Bakelite U.S. Holding Ltd. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 2/2/29 (b)(c)(f)	2,770,000	2,693,825
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/17/28 (a)(b)(c)	2,550,725	2,520,448
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.0287% 5/7/25 (a)(b)(c)(d)	3,071,788	3,010,352
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.964% 5/7/25 (a)(b)(c)	5,659,063	5,446,848
Element Solutions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 1/31/26 (a)(b)(c)	4,390,969	4,349,431
GEON Performance Solutions LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 8/18/28 (a)(b)(c)	3,875,525	3,858,589
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 6/24/28 (a)(b)(c)	3,932,302	3,858,572
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 7/3/28 (a)(b)(c)	2,248,041	2,189,030
Hexion Holdings Corp. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.500% 5% 3/15/29 (a)(b)(c)	8,000,000	7,800,000
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 12/29/27 (a)(b)(c)	1,861,200	1,805,364
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 1/20/26 (a)(b)(c)	8,714,150	8,548,581
Manchester Acquisition Sub LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.750% 6.5% 12/1/26(a)(b)(c)(d)	3,496,238	3,391,350
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.7238% 3/1/26 (a)(b)(c)	2,919,891	2,875,684
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 11/9/28 (a)(b)(c)	5,506,200	5,350,485
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 3.5625% 10/11/24 (a)(b)(c)	3,256,503	3,183,232
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 10/1/25 (a)(b)(c)	13,428,028	13,209,822
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.21% 4/3/25 (a)(b)(c)	2,276,069	2,215,184
Valcour Packaging LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/4/28 (a)(b)(c)	965,000	940,875
W.R. Grace Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.8125% 9/22/28 (a)(b)(c)	4,748,100	4,700,619

TOTAL CHEMICALS		95,924,661

Consumer Products - 2.3%
19Th Holdings Golf LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 2/7/29 (a)(b)(c)	4,190,000	4,137,625
BCPE Empire Holdings, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 6/11/26 (a)(b)(c)	1,707,324	1,680,297
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/11/26 (a)(b)(c)	4,996,288	4,921,343
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 5/23/27 (a)(b)(c)	1,375,960	1,348,096
CNT Holdings I Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 11/8/27 (a)(b)(c)	4,009,500	3,983,599
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 5/17/28 (a)(b)(c)	4,064,575	3,993,445
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.25% 9/29/28 (a)(b)(c)	4,134,638	4,045,743
Energizer Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.75% 12/16/27 (a)(b)(c)	2,722,500	2,674,856
Gloves Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 1/6/28 (a)(b)(c)	2,083,802	2,047,335
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 12/21/25 (a)(b)(c)	3,714,915	3,649,904
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.25% 12/22/26 (a)(b)(c)	8,935,382	8,302,489
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (a)(b)(c)	5,407,825	5,282,796
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 4/15/28 (a)(b)(c)	10,121,821	9,473,721
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 3/4/28 (a)(b)(c)	2,232,450	2,208,540
Rodan & Fields LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.3966% 6/15/25 (a)(b)(c)	2,518,237	1,516,457
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 10/20/28 (a)(b)(c)	2,495,000	2,382,725
Sweetwater Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 8/5/28 (a)(b)(c)	3,802,060	3,754,534
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 6/29/28 (a)(b)(c)	1,581,129	1,509,978
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 6/29/28(b)(c)(e)	208,482	199,100
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (a)(b)(c)	2,333,748	2,295,241
Woof Holdings LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.6779% 12/21/27 (a)(b)(c)	2,301,750	2,281,610
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.1779% 12/21/28 (a)(b)(c)	605,000	596,681

TOTAL CONSUMER PRODUCTS		72,286,115

Containers - 2.5%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 3/3/28 (a)(b)(c)	7,265,712	7,072,952
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.2808% 3/11/28 (a)(b)(c)	11,611,650	11,489,728
3 month U.S. LIBOR + 3.250% 4.26% 3/11/28 (a)(b)(c)	584,111	572,575
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.0711% 7/1/26 (a)(b)(c)	4,302,210	4,235,655
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.4806% 4/3/24 (a)(b)(c)	1,428,750	1,406,719
Canister International Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 12/21/26 (a)(b)(c)	1,225,000	1,215,813
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 12/1/27 (a)(b)(c)	4,887,152	4,856,607
Flex Acquisition Co., Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.000% 3.2144% 6/29/25 (a)(b)(c)	8,645,651	8,624,642
3 month U.S. LIBOR + 3.500% 4% 3/2/28 (a)(b)(c)	11,445,247	11,415,719
Graham Packaging Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 8/4/27 (a)(b)(c)	4,490,472	4,405,468
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5544% 2/9/26 (a)(b)(c)	2,148,300	1,950,936
Pixelle Specialty Solutions LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 7.5% 10/31/24 (a)(b)(c)	1,226,326	1,199,506
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 4.5% 8/1/26 (a)(b)(c)	497,500	486,306
3 month U.S. LIBOR + 4.000% 4.4574% 7/31/26 (a)(b)(c)	2,189,238	2,139,980
Proampac PG Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 11/18/25 (a)(b)(c)	1,495,933	1,460,404
Reynolds Consumer Products LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 1/30/27 (a)(b)(c)	5,269,695	5,175,578
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 9/24/28 (a)(b)(c)	4,134,225	4,022,601
3 month U.S. LIBOR + 3.250% 3.7074% 2/5/26 (a)(b)(c)	3,085,938	3,001,722
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2686% 8/12/28 (a)(b)(c)	4,588,500	4,511,092
Trident Holdings, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 9/17/28 (a)(b)(c)	2,178,494	2,147,189
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.3135% 9/15/28 (a)(b)(c)(e)	309,759	305,308

TOTAL CONTAINERS		81,696,500

Diversified Financial Services - 2.6%
ACNR Holdings, Inc. term loan 17% 9/16/25 (a)(c)(d)	1,816,095	1,866,038
AlixPartners LLP Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 2/4/28 (a)(b)(c)	3,979,800	3,913,258
Asp Resins Merger Sub, Inc. 2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 7.000% 7.9375% 2/9/30 (a)(b)(c)	2,105,000	2,010,275
AVSC Holding Corp.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 3/1/25 (a)(b)(c)	2,956,959	2,782,409
Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.5% 10/15/26 (a)(b)(c)	2,970,653	2,821,199
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.5% 10/31/26 (a)(b)(c)	3,056,393	3,013,084
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 1/27/27 (a)(b)(c)	1,791,000	1,766,374
Eagle 4 Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/12/28 (a)(b)(c)	4,695,827	4,619,520
Finco I LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 6/27/25 (a)(b)(c)	2,088,767	2,064,746
Fleetcor Technologies Operating Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/30/28 (a)(b)(c)	1,955,160	1,919,205
Fly Funding II SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.11% 8/9/25 (a)(b)(c)	2,686,566	2,610,671
Focus Financial Partners LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 6/24/28 (a)(b)(c)	3,698,800	3,646,795
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4574% 7/3/24 (a)(b)(c)	2,078,559	2,047,817
GT Polaris, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 9/24/27 (a)(b)(c)	2,266,370	2,244,409
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4884% 3/1/25 (a)(b)(c)	4,441,406	4,385,889
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/21/28 (a)(b)(c)	4,955,100	4,905,549
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/1/27 (a)(b)(c)(d)	2,628,500	2,602,215
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 6.75% 11/5/29 (a)(b)(c)	2,500,000	2,469,800
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2074% 11/8/26 (a)(b)(c)	2,984,733	2,952,647
Paysafe Holdings U.S. Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 6/10/28 (a)(b)(c)	1,833,289	1,750,791
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/29/24 (a)(b)(c)	1,305,641	1,277,896
RPI Intermediate Finance Trust Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 2/11/27 (a)(b)(c)	5,733,112	5,670,048
TransUnion LLC:
Tranche B5 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 11/16/26 (a)(b)(c)	5,353,982	5,269,657
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.75% 12/1/28 (a)(b)(c)	3,643,222	3,611,344
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 4/29/26 (a)(b)(c)	3,877,258	3,833,639
WH Borrower LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6% 2/9/27 (a)(b)(c)	5,870,000	5,752,600

TOTAL DIVERSIFIED FINANCIAL SERVICES		81,807,875

Diversified Media - 1.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.25% 10/28/27 (a)(b)(c)	6,984,100	6,908,462
Allen Media LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 6.3011% 2/10/27 (a)(b)(c)	11,491,645	11,379,602
Oceankey (U.S.) Ii Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/15/28 (a)(b)(c)	1,820,000	1,799,980
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 12/17/26 (a)(b)(c)	17,322,706	17,038,440

TOTAL DIVERSIFIED MEDIA		37,126,484

Energy - 3.4%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/14/26 (a)(b)(c)	3,196,942	3,172,965
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 10/14/27 (a)(b)(c)	7,813,469	7,588,832
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 4.9586% 11/3/25 (a)(b)(c)	4,859,435	4,844,857
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/24/24 (a)(b)(c)	5,166,327	5,150,621
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.4486% 5/21/25 (a)(b)(c)	2,686,075	2,649,141
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 3/17/28 (a)(b)(c)(d)	1,890,713	1,859,988
ChampionX Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 6/3/27 (a)(b)(c)	2,304,063	2,307,910
Citgo Holding, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 7.000% 8% 8/1/23 (a)(b)(c)	2,227,875	2,194,457
Citgo Petroleum Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 3/28/24 (a)(b)(c)	5,711,355	5,683,827
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 6/4/28 (a)(b)(c)	20,631,325	20,505,680
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.4806% 3/30/25 (a)(b)(c)	1,506,015	1,462,989
EG America LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (a)(b)(c)	7,398,950	7,266,805
3 month U.S. LIBOR + 4.250% 4.75% 3/10/26 (a)(b)(c)	1,331,131	1,309,500
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 4.2238% 2/6/25 (a)(b)(c)	3,147,616	3,091,399
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.51% 3/1/26 (a)(b)(c)	3,930,150	3,349,235
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 6.4997% 8/27/28 (a)(b)(c)(d)	5,308,875	5,229,242
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 9/29/28 (a)(b)(c)	7,396,463	7,359,480
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 7/18/25 (a)(b)(c)	6,283,434	6,074,510
Granite Acquisition, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.756% 3/25/28 (a)(b)(c)	5,210,625	5,161,801
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 7/30/28 (a)(b)(c)	3,032,381	2,986,895
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4% 11/14/25 (a)(b)(c)	4,039,313	3,988,821
Rockwood Service Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 1/23/27 (a)(b)(c)	4,219,084	4,197,988
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 6.75% 6/21/26 (a)(b)(c)	2,925,000	2,815,313

TOTAL ENERGY		110,252,256

Entertainment/Film - 0.4%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (a)(b)(c)	4,260,380	4,233,752
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 9/1/27 (a)(b)(c)	3,430,000	3,408,563
SMG U.S. Midco 2, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.8441% 1/23/25 (a)(b)(c)	4,079,620	3,916,435

TOTAL ENTERTAINMENT/FILM		11,558,750

Environmental - 0.9%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 10/8/28 (a)(b)(c)	3,990,000	3,945,113
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (a)(b)(c)	3,958,484	3,934,575
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 11/30/28 (a)(b)(c)	296,516	294,725
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (a)(b)(c)	12,104,794	11,913,175
The Brickman Group, Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3% 8/15/25 (a)(b)(c)	2,969,152	2,943,172
TRC Companies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/17/28 (a)(b)(c)	3,665,000	3,600,863
WTG Holdings III Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3% 4/1/28 (a)(b)(c)	1,200,925	1,182,911

TOTAL ENVIRONMENTAL		27,814,534

Food & Drug Retail - 0.8%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 10/1/25 (a)(b)(c)	1,266,825	1,124,307
Froneri U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 1/29/27 (a)(b)(c)	3,505,063	3,436,854
GOBP Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 10/22/25 (a)(b)(c)	1,541,044	1,526,604
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.8044% 5/1/26 (a)(b)(c)	11,195,878	11,081,568
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 6.5% 11/20/25 (a)(b)(c)	5,905,960	5,005,301
PetIQ, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.75% 4/13/28 (a)(b)(c)	4,657,947	4,623,012

TOTAL FOOD & DRUG RETAIL		26,797,646

Food/Beverage/Tobacco - 1.3%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 8.2074% 10/1/26 (a)(b)(c)	410,000	369,000
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 10/1/25 (a)(b)(c)	1,561,904	1,351,047
Bengal Debt Merger Sub LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.250% 3.75% 1/24/29 (a)(b)(c)	8,130,000	7,984,798
2LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 6.000% 6.7511% 1/24/30 (a)(b)(c)	2,185,000	2,174,075
Chobani LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 10/23/27 (a)(b)(c)	4,796,950	4,707,007
Del Monte Foods, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 2/15/29 (b)(c)(f)	8,135,000	8,002,806
Shearer's Foods, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 9/23/27 (a)(b)(c)	3,523,494	3,413,385
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 3/31/28 (a)(b)(c)	11,106,081	10,814,546
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5079% 9/13/26 (a)(b)(c)	2,793,295	2,732,988

TOTAL FOOD/BEVERAGE/TOBACCO		41,549,652

Gaming - 4.7%
Aristocrat International Pty Ltd. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.004% 10/19/24 (a)(b)(c)	3,435,371	3,398,166
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/1/28 (a)(b)(c)	11,970,000	11,895,188
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 12/22/24 (a)(b)(c)	32,066,970	31,866,551
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 7/20/25 (a)(b)(c)	13,790,000	13,727,945
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 9/21/28 (a)(b)(c)	1,741,136	1,721,984
Fertitta Entertainment LLC NV Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/27/29 (a)(b)(c)	32,265,432	32,063,773
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 10/20/24 (a)(b)(c)	7,693,917	7,588,125
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (a)(b)(c)	4,962,500	4,912,875
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/26/28 (a)(b)(c)	2,810,875	2,779,253
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 5/29/26 (a)(b)(c)	3,284,152	3,254,890
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (a)(b)(c)	3,160,156	3,137,782
Playtika Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 3/11/28 (a)(b)(c)	4,692,600	4,616,861
Scientific Games Corp. Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/14/24 (a)(b)(c)	3,335,992	3,321,414
Scientific Games Holdings LP term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/4/29 (b)(c)(f)	6,095,000	6,031,856
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.256% 7/16/26 (a)(b)(c)	10,096,007	10,005,547
Station Casinos LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.71% 2/7/27 (a)(b)(c)	10,456,678	10,302,756

TOTAL GAMING		150,624,966

Healthcare - 5.9%
Accelerated Health Systems LLC Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 5.1596% 2/2/29 (a)(b)(c)	2,070,000	2,053,192
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/23/28 (a)(b)(c)	3,099,425	3,065,517
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/6/27 (a)(b)(c)	6,898,733	6,835,886
Curia Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 8/30/26 (a)(b)(c)	2,287,713	2,265,247
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 12/13/26 (a)(b)(c)	9,276,059	9,225,783
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.9806% 8/1/27 (a)(b)(c)	10,839,412	10,653,082
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/1/28 (a)(b)(c)	3,300,000	3,259,773
Embecta Corp. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/31/29 (b)(c)(f)	2,771,522	2,730,448
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 10/1/27 (a)(b)(c)	17,031,591	16,989,012
HAH Group Holding Co. LLC:
1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (a)(b)(c)	781,789	770,062
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 10/29/27 (a)(b)(c)	98,881	97,398
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.25% 3/15/28 (a)(b)(c)	2,841,300	2,809,335
ICU Medical, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.500% 3% 1/6/29 (a)(b)(c)	3,655,000	3,636,725
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/4/28 (a)(b)(c)	7,637,288	7,580,008
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (a)(b)(c)	9,190,550	9,148,090
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 10/14/28 (a)(b)(c)	2,765,000	2,730,438
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.1367% 10/19/27 (a)(b)(c)	4,234,236	4,213,065
MED ParentCo LP:
1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 8/31/26 (a)(b)(c)	3,452,540	3,410,453
2LN, term loan 3 month U.S. LIBOR + 8.250% 8.7074% 8/30/27 (a)(b)(c)	1,310,000	1,296,900
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 10/21/28 (a)(b)(c)	12,920,000	12,784,340
National Mentor Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/2/28 (a)(b)(c)	1,756,357	1,696,096
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5625% 6/2/28 (a)(b)(c)	8,754,633	8,699,917
Ortho-Clinical Diagnostics, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.2346% 6/30/25 (a)(b)(c)	1,623,446	1,615,832
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 11/30/27 (a)(b)(c)	6,085,689	6,046,376
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 3/31/27 (a)(b)(c)	8,330,236	8,231,357
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/15/28 (a)(b)(c)	14,810,000	14,688,410
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 4.5079% 6/20/26 (a)(b)(c)	3,864,029	3,806,068
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (a)(b)(c)	4,335,205	4,310,841
Radiology Partners, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7063% 7/9/25 (a)(b)(c)	4,405,000	4,341,304
RadNet Management, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.7538% 4/23/28 (a)(b)(c)	1,548,300	1,525,633
Sharp Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.006% 12/31/28 (a)(b)(c)	2,525,000	2,506,063
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 8/31/26 (a)(b)(c)	541,715	536,910
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8% 10/1/29 (a)(b)(c)	775,000	759,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 10/1/28 (a)(b)(c)	6,169,000	6,117,365
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.3125% 12/15/27 (a)(b)(c)	4,164,525	4,146,326
U.S. Renal Care, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.25% 6/13/26 (a)(b)(c)	8,197,991	7,490,914
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.6771% 11/20/26 (a)(b)(c)	2,171,714	2,156,794
Valeant Pharmaceuticals International, Inc.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 11/27/25 (a)(b)(c)	4,309,799	4,266,701
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 6/1/25 (a)(b)(c)	1,317,703	1,305,620

TOTAL HEALTHCARE		189,802,781

Homebuilders/Real Estate - 0.9%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 8/21/25 (a)(b)(c)	12,987,244	12,792,435
Fluidra Finco SL Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 2.5% 1/21/29 (a)(b)(c)	5,241,863	5,193,375
Landry's Finance Acquisition Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 12.000% 13% 10/4/23 (a)(b)(c)	1,250,000	1,325,000
Lightstone Holdco LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	4,512,428	4,063,441
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 1/30/24 (a)(b)(c)	254,508	229,185
Ryan Specialty Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 9/1/27 (a)(b)(c)	4,550,700	4,512,793

TOTAL HOMEBUILDERS/REAL ESTATE		28,116,229

Hotels - 2.1%
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 2/1/26 (a)(b)(c)	1,216,511	1,205,867
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 2/1/26 (a)(b)(c)	3,183,326	3,112,688
ASP LS Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 4/30/28 (a)(b)(c)	3,532,250	3,510,173
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 9/9/26 (a)(b)(c)	2,994,950	2,927,564
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 4% 10/18/28 (a)(b)(c)	10,234,350	9,991,284
3 month U.S. LIBOR + 3.000% 3.75% 6/30/25 (a)(b)(c)	5,534,758	5,374,250
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 2.2086% 11/30/23 (a)(b)(c)	6,728,378	6,699,984
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/2/28 (a)(b)(c)	15,054,161	14,948,782
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2066% 6/21/26 (a)(b)(c)	2,792,849	2,761,094
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 8/31/25 (a)(b)(c)	3,381,280	3,277,306
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 9.21% 6/23/26 (a)(b)(c)	2,064,400	2,054,078
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 2.500% 9.756% 2/28/25 (a)(b)(c)	3,631,678	3,759,295
3 month U.S. LIBOR + 6.750% 7.756% 5/30/26 (a)(b)(c)	4,629,455	4,085,494
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 5/30/25 (a)(b)(c)	3,627,316	3,590,390

TOTAL HOTELS		67,298,249

Insurance - 4.8%
Acrisure LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.250% 4.75% 2/15/27 (a)(b)(c)	2,573,550	2,559,087
3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (a)(b)(c)	16,472,437	16,211,678
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 2/15/27 (a)(b)(c)	835,800	829,013
Alliant Holdings Intermediate LLC:
Tranche B, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/10/25 (a)(b)(c)	6,101,496	6,027,424
Tranche B-2 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 5/9/25 (a)(b)(c)	972,500	961,151
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 11/6/27 (a)(b)(c)	8,208,750	8,146,035
AmeriLife Holdings LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.000% 4.4574% 3/18/27 (a)(b)(c)	2,256,863	2,225,832
3 month U.S. LIBOR + 4.000% 4.75% 3/18/27 (a)(b)(c)	802,775	792,740
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (a)(b)(c)	6,260,554	6,150,994
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 4% 2/13/27 (a)(b)(c)	193,740	191,199
3 month U.S. LIBOR + 3.500% 3.9574% 2/13/27 (a)(b)(c)	6,076,514	5,994,481
Asurion LLC:
Tranche B 6LN, term loan 3 month U.S. LIBOR + 3.120% 3.5824% 11/3/23 (a)(b)(c)	3,157,321	3,135,220
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 11/3/24 (a)(b)(c)	6,737,500	6,643,647
Tranche B3 2LN, term loan 3 month U.S. LIBOR + 5.250% 5.7074% 1/31/28 (a)(b)(c)	15,975,000	15,639,525
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 5.7074% 1/20/29 (a)(b)(c)	19,820,000	19,349,275
Tranche B8 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 12/23/26 (a)(b)(c)	9,294,634	9,081,601
Tranche B9 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 7/31/27 (a)(b)(c)	8,004,014	7,831,447
HUB International Ltd.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 4/25/25 (a)(b)(c)	14,554,289	14,448,479
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.267% 4/25/25 (a)(b)(c)	12,460,145	12,305,639
USI, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.250% 4.256% 12/2/26 (a)(b)(c)	2,866,562	2,840,276
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.006% 5/16/24 (a)(b)(c)	13,270,453	13,170,660

TOTAL INSURANCE		154,535,403

Leisure - 3.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/17/28 (a)(b)(c)	6,371,796	6,316,043
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/24/28 (a)(b)(c)	1,870,313	1,863,299
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 4.9574% 1/4/26 (a)(b)(c)	2,699,813	2,693,063
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 7/21/28 (a)(b)(c)	11,725,000	11,475,844
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.250% 9.25% 5/23/24 (a)(b)(c)	731,517	777,698
3 month U.S. LIBOR + 2.500% 3.5% 2/28/25 (a)(b)(c)	5,663,348	4,356,530
3 month U.S. LIBOR + 2.750% 3.75% 9/30/26 (a)(b)(c)	2,321,515	1,746,940
15.25% 5/23/24 (c)	1,189,982	1,404,036
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 3.5% 2/1/24 (a)(b)(c)	16,894,747	16,799,799
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 8.006% 9/8/24 (a)(b)(c)	1,000,000	875,500
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 4.006% 3/8/24 (a)(b)(c)	5,670,417	5,318,851
Excel Fitness Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.250% 6.25% 10/7/25 (a)(b)(c)	4,865,115	4,773,894
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 5/28/28 (a)(b)(c)	2,769,075	2,732,163
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 8/27/28 (a)(b)(c)	1,825,825	1,812,131
Lids Holdings, Inc. 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.500% 6.5% 12/14/26 (a)(b)(c)(d)	7,236,563	7,091,831
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5625% 5/12/28 (a)(b)(c)	5,554,791	5,461,082
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/25/28 (a)(b)(c)	6,616,750	6,529,078
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 4.9574% 12/21/25 (a)(b)(c)	4,537,184	4,304,654
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 5.006% 12/30/26 (a)(b)(c)	7,927,053	7,598,080
2LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/27 (a)(b)(c)	750,000	725,160
Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.500% 9.506% 12/30/26 (a)(b)(c)(d)	945,600	951,510

TOTAL LEISURE		95,607,186

Paper - 0.8%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/4/28 (a)(b)(c)	2,555,736	2,472,674
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME TERM SOFR 1 MONTH INDEX + 4.250% 3/30/29 (b)(c)(f)	18,745,000	18,432,521
Journey Personal Care Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.256% 3/1/28 (a)(b)(c)	1,666,604	1,582,241
Neenah, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/6/28 (a)(b)(c)	1,708,427	1,693,479

TOTAL PAPER		24,180,915

Publishing/Printing - 0.7%
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.75% 7/14/26 (a)(b)(c)	5,083,340	5,035,709
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 8.756% 6/16/26 (a)(b)(c)	3,045,846	2,518,153
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 5.756% 11/3/23 (a)(b)(c)	501,315	460,272
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4.2503% 3/13/25 (a)(b)(c)	2,264,985	2,227,227
3 month U.S. LIBOR + 8.500% 9.5002% 3/13/25 (a)(b)(c)	2,392,388	2,392,388
MJH Healthcare Holdings LLC Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 1/28/29 (a)(b)(c)	2,400,000	2,376,000
Recorded Books, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.387% 8/29/25 (a)(b)(c)	2,288,077	2,266,157
RLG Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 7/2/29 (a)(b)(c)	590,000	584,100
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5% 7/8/28 (a)(b)(c)	2,359,088	2,335,497
Scripps (E.W.) Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 1/7/28 (a)(b)(c)	2,493,750	2,473,875

TOTAL PUBLISHING/PRINTING		22,669,378

Railroad - 0.9%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.5% 4/6/28 (a)(b)(c)	6,079,450	6,023,215
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 11/23/28 (a)(b)(c)	2,495,000	2,462,266
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.250% 7.75% 10/25/28 (a)(b)(c)(d)	2,095,000	2,084,525
First Student Bidco, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (a)(b)(c)	3,686,545	3,652,739
Tranche C 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 7/21/28 (a)(b)(c)	1,364,216	1,351,706
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 3.006% 12/30/26 (a)(b)(c)	5,466,480	5,399,844
Worldwide Express, Inc.:
1LN, term loan 1 month U.S. LIBOR + 4.250% 4.7074% 7/22/28 (a)(b)(c)	6,658,313	6,579,278
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 8.006% 7/22/29 (a)(b)(c)	1,295,000	1,267,481

TOTAL RAILROAD		28,821,054

Restaurants - 0.9%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 11/19/26 (a)(b)(c)	2,921,420	2,855,075
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 11/22/28 (a)(b)(c)	3,226,913	3,175,153
KFC Holding Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2176% 3/15/28 (a)(b)(c)	1,670,625	1,653,568
Pacific Bells LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 10/20/28 (a)(b)(c)	2,063,282	2,040,071
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 4.500% 10/12/28 (b)(c)(e)	21,546	21,304
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 6.7074% 3/1/26 (a)(b)(c)	3,516,250	3,460,201
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 7/21/28 (a)(b)(c)	16,319,100	16,104,993

TOTAL RESTAURANTS		29,310,365

Services - 8.2%
ABG Intermediate Holdings 2 LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 9/27/24 (a)(b)(c)	2,847,127	2,821,019
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.000% 6.8011% 12/20/29 (a)(b)(c)	2,355,000	2,331,450
Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(f)	1,336,716	1,313,324
Tranche B2 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 1/31/29 (b)(c)(f)	8,521,567	8,372,440
Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 12/21/28 (b)(c)(f)	1,336,716	1,313,324
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (a)(b)(c)	3,701,608	3,681,952
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 9/7/28 (a)(b)(c)	3,620,925	3,607,347
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5079% 11/16/28 (a)(b)(c)	2,493,750	2,468,813
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.0079% 7/21/28 (a)(b)(c)	4,450,000	4,373,505
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.25% 5/14/28 (a)(b)(c)	9,492,300	9,334,633
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.0054% 7/9/28 (a)(b)(c)	5,951,147	5,864,023
Aramark Services, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 3/11/25 (a)(b)(c)	5,211,300	5,101,863
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 6.25% 12/10/29 (a)(b)(c)	3,705,000	3,677,213
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/10/28 (a)(b)(c)	8,882,738	8,773,924
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 5.2501% 6/21/24 (a)(b)(c)	14,608,106	13,912,176
Bright Horizons Family Solutions Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 11/19/28 (a)(b)(c)	2,957,588	2,920,618
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 4.25% 12/30/28 (a)(b)(c)	2,423,925	2,404,994
3 month U.S. LIBOR + 3.500% 3.9574% 2/7/26 (a)(b)(c)	8,035,839	7,972,678
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.9985% 9/30/28 (a)(b)(c)	2,691,475	2,663,726
Conservice Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 5/13/27 (a)(b)(c)	281,224	277,239
CoreCivic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/18/24 (a)(b)(c)	1,223,256	1,207,966
CoreLogic, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 6/2/28 (a)(b)(c)	10,233,575	10,099,311
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 8/16/28 (a)(b)(c)	3,421,425	3,382,934
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.756% 7/19/28 (a)(b)(c)	7,164,000	7,071,441
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.049% 8/1/26 (a)(b)(c)	4,162,263	4,134,500
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 10/21/28 (a)(b)(c)	5,261,813	5,196,040
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2086% 3/29/25 (a)(b)(c)	2,214,714	2,179,877
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 8.25% 6/13/25 (a)(b)(c)	2,340,000	2,297,950
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (a)(b)(c)	9,210,067	9,082,415
Flexera Software LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/3/28 (a)(b)(c)	1,851,563	1,826,770
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 5.5% 3/10/26 (a)(b)(c)	4,741,813	4,729,958
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.750% 5.2922% 11/22/23 (a)(b)(c)(d)	374,724	372,850
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 6% 6/30/28 (a)(b)(c)	1,875,575	1,854,475
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 7/30/26 (a)(b)(c)	5,785,007	5,753,942
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.9086% 12/1/27 (a)(b)(c)	4,341,150	4,330,297
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.2074% 3/5/28 (a)(b)(c)	2,286,958	2,261,229
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 5.2074% 3/26/28 (a)(b)(c)	10,297,188	10,202,762
KNS Acquisitions, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.256% 4/21/27 (a)(b)(c)	1,821,938	1,776,389
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 9.256% 8/22/25 (a)(b)(c)	1,000,000	994,170
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.75% 2/21/25 (a)(b)(c)	8,847,611	8,701,095
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 9/29/28 (a)(b)(c)	1,840,000	1,804,727
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.9574% 1/23/27 (a)(b)(c)	4,667,585	4,601,445
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.6467% 2/16/29 (a)(b)(c)	6,350,000	6,278,563
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 10% 1/31/28 (a)(b)(c)	4,060,000	3,999,100
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 2.4574% 8/4/28 (a)(b)(c)	9,594,269	9,448,340
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4.506% 3/6/25 (a)(b)(c)	2,754,188	2,574,477
Sabert Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 12/10/26 (a)(b)(c)	4,606,440	4,422,182
Sabre GLBL, Inc.:
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (a)(b)(c)	558,603	551,621
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 12/17/27 (a)(b)(c)	890,447	879,316
Signal Parent, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 4/1/28 (a)(b)(c)	6,740,888	5,986,785
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.21% 8/27/28 (a)(b)(c)	3,442,700	3,408,996
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5% 1/15/27 (a)(b)(c)	3,974,836	3,969,867
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (a)(b)(c)	15,475,263	15,337,688
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.7599% 8/29/25 (a)(b)(c)	3,531,375	3,308,686
The GEO Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.75% 3/23/24 (a)(b)(c)	1,819,515	1,694,205
Uber Technologies, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.500% 3.9574% 4/4/25 (a)(b)(c)	5,923,077	5,905,071
3 month U.S. LIBOR + 3.500% 3.9574% 2/25/27 (a)(b)(c)	5,906,410	5,876,878
Vaco Holdings LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 5.000% 5.75% 1/21/29 (a)(b)(c)	3,396,488	3,368,195

TOTAL SERVICES		264,058,774

Steel - 0.3%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 2.5625% 5/26/28 (a)(b)(c)	2,079,475	2,048,283
Hyperion Materials & Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.0079% 7/29/28 (a)(b)(c)	1,995,000	1,973,813
JMC Steel Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4566% 1/24/27 (a)(b)(c)	2,901,160	2,841,918
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 6/1/28 (a)(b)(c)	3,482,500	3,335,225

TOTAL STEEL		10,199,239

Super Retail - 3.7%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 11/6/27 (a)(b)(c)	3,311,550	3,284,660
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 7/24/28 (a)(b)(c)	4,100,977	3,919,017
Bass Pro Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 3/5/28 (a)(b)(c)	76,366,189	75,984,334
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.387% 2/3/24 (a)(b)(c)	2,743,975	2,738,487
Empire Today LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 5.75% 4/1/28 (a)(b)(c)	4,676,441	4,434,809
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 3.25% 10/19/27 (a)(b)(c)	9,634,965	9,418,179
LBM Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 12/18/27 (a)(b)(c)	3,565,677	3,473,433
Red Ventures LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 11/8/24 (a)(b)(c)	11,133,310	10,986,239
RH Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 10/20/28 (a)(b)(c)	5,619,431	5,508,054

TOTAL SUPER RETAIL		119,747,212

Technology - 15.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 6.8678% 3/10/27 (a)(b)(c)	7,087,930	6,946,172
Acuris Finance U.S., Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.5% 2/16/28 (a)(b)(c)	3,631,771	3,593,746
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/8/27 (a)(b)(c)	1,637,427	1,620,038
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.756% 8/10/25 (a)(b)(c)	10,515,213	9,111,432
Applied Systems, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.0267% 9/19/24 (a)(b)(c)	2,000,000	1,984,500
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 4.7074% 4/23/26 (a)(b)(c)	5,820,580	5,749,918
Arches Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 12/4/27 (a)(b)(c)	6,765,665	6,643,613
Athenahealth, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4% 2/15/29 (a)(b)(c)	23,501,667	23,213,771
Tranche DD 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 2/15/29 (b)(c)(e)	3,983,333	3,934,538
Camelot Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 4% 10/31/26 (a)(b)(c)	9,889,924	9,784,893
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 10/31/26 (a)(b)(c)	8,179,959	8,081,145
Ceridian HCM Holding, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.9574% 4/30/25 (a)(b)(c)	6,265,208	6,173,172
CMC Materials, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 11/15/25 (a)(b)(c)	2,388,681	2,364,795
CMI Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 4.75% 3/23/28 (a)(b)(c)	1,836,125	1,822,354
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.7074% 4/4/26 (a)(b)(c)	11,494,129	11,173,213
Condor Merger Sub, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 2/2/29 (a)(b)(c)	4,840,000	4,797,650
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 9/30/28 (a)(b)(c)	6,379,013	6,327,980
Constant Contact, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 2/10/28 (a)(b)(c)	2,047,822	2,019,664
Cvent, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 4.2074% 11/29/24 (a)(b)(c)	3,126,191	3,084,518
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 10/16/26 (a)(b)(c)	13,540,636	13,425,947
Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.000% 7.4574% 2/19/29 (a)(b)(c)	5,713,409	5,634,850
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.750% 7.5% 3/31/29 (a)(b)(c)	630,000	628,425
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 3/31/28 (a)(b)(c)	2,764,204	2,733,107
Dynatrace LLC 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 8/23/25 (a)(b)(c)	1,833,167	1,803,763
Emerald TopCo, Inc.:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.7988% 7/25/26 (a)(b)(c)	9,899,235	9,755,399
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.5% 7/25/26 (a)(b)(c)	212,854	210,725
Entegris, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3/2/29 (b)(c)(f)	7,680,000	7,654,426
Epicor Software Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 4% 7/31/27 (a)(b)(c)	5,391,250	5,342,136
EXC Holdings III Corp. Tranche B, term loan 3 month U.S. LIBOR + 3.500% 4.506% 12/2/24 (a)(b)(c)	2,693,421	2,673,220
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 5.506% 12/10/28 (a)(b)(c)	2,069,813	2,049,114
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.4494% 8/10/27 (a)(b)(c)	3,807,188	3,770,296
Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.1994% 2/15/24 (a)(b)(c)	4,714,040	4,676,705
Grab Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.5% 1/29/26 (a)(b)(c)	3,128,400	3,050,190
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.256% 8/19/28 (a)(b)(c)	3,279,431	3,263,034
Hyland Software, Inc.:
2LN, term loan 3 month U.S. LIBOR + 6.250% 7% 7/10/25 (a)(b)(c)	602,800	595,265
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 7/1/24 (a)(b)(c)	4,426,447	4,398,074
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 2.75% 7/1/28 (a)(b)(c)	17,399,938	17,302,150
II-VI, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 12/8/28 (b)(c)(f)	13,805,000	13,701,463
Imprivata, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4% 12/1/27 (a)(b)(c)	3,331,350	3,303,233
MA FinanceCo. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 5.25% 6/5/25 (a)(b)(c)	1,684,375	1,667,531
MH Sub I LLC:
1LN, term loan 3 month U.S. LIBOR + 3.750% 4.75% 9/15/24 (a)(b)(c)	7,447,263	7,355,513
Tranche B 2LN, term loan 3 month U.S. LIBOR + 6.250% 6.7074% 2/23/29 (a)(b)(c)	565,000	558,644
Tranche B, term loan 3 month U.S. LIBOR + 3.500% 3.7086% 9/15/24 (a)(b)(c)	9,861,960	9,729,119
Motus Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.703% 12/10/28 (a)(b)(c)	1,635,000	1,608,431
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 7.46% 9/4/26 (a)(b)(c)	415,000	408,518
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.71% 9/5/25 (a)(b)(c)	1,577,856	1,553,936
NortonLifeLock, Inc. Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 2.000% 1/28/29(b)(c)(f)	14,355,000	14,163,648
Osmosis Debt Merger Sub, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.25% 7/30/28 (a)(b)(c)	3,052,000	3,020,534
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 4.000% 7/30/28 (b)(c)(f)	218,000	215,752
Park Place Technologies LLC 1LN, term loan 3 month U.S. LIBOR + 5.000% 6% 11/10/27 (a)(b)(c)	6,995,035	6,942,572
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (a)(b)(c)	28,221,387	27,983,199
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 12/29/27 (a)(b)(c)	1,623,600	1,601,957
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 4.5% 6/2/28 (a)(b)(c)	9,954,975	9,872,846
Project Boost Purchaser LLC:
1LN, term loan 3 month U.S. LIBOR + 3.500% 3.9574% 5/30/26 (a)(b)(c)	4,203,834	4,153,262
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/30/26 (a)(b)(c)	2,029,800	2,004,428
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.7579% 8/31/28 (a)(b)(c)	14,513,625	14,342,219
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.5% 2/15/28 (a)(b)(c)	11,096,756	10,870,826
RealPage, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/22/28 (a)(b)(c)	12,208,650	12,054,821
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 4.756% 9/30/28 (a)(b)(c)	4,318,300	4,254,432
Renaissance Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.4586% 5/31/25 (a)(b)(c)	5,358,069	5,287,771
Seattle Spinco, Inc.:
Tranche B 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.000% 4.5% 1/14/27 (a)(b)(c)	15,930,000	15,730,875
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 2.9586% 6/21/24 (a)(b)(c)	12,813,033	12,620,838
Severin Acquisition LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4549% 8/1/25 (a)(b)(c)	1,743,906	1,721,479
Sophia LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.256% 10/7/27 (a)(b)(c)	5,283,326	5,224,998
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (a)(b)(c)	4,876,724	4,795,185
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (a)(b)(c)	3,958,823	3,892,632
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 4/16/25 (a)(b)(c)	5,795,771	5,696,779
STG-Fairway Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 1/31/27 (a)(b)(c)	2,274,231	2,258,129
Tempo Acquisition LLC:
1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5% 8/31/28 (a)(b)(c)	11,787,133	11,695,783
Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.2074% 5/1/24 (a)(b)(c)	685,680	679,680
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 2.7306% 9/28/24 (a)(b)(c)	2,662,361	2,639,066
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.756% 5/4/26 (a)(b)(c)	6,201,000	6,171,173
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 5/3/26 (a)(b)(c)	21,139,836	20,947,675
2LN, term loan 1 month U.S. LIBOR + 5.250% 5.75% 5/3/27 (a)(b)(c)	7,170,000	7,103,893
Verscend Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.4574% 8/27/25 (a)(b)(c)	6,577,438	6,544,551
VFH Parent LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 1/13/29 (a)(b)(c)	4,785,000	4,731,169
Virgin Pulse, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 4/6/28 (a)(b)(c)	4,046,665	3,992,723
VM Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.6044% 3/27/28 (a)(b)(c)	7,618,163	7,557,827
VS Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 2/28/27 (a)(b)(c)	3,567,200	3,528,567
Weber-Stephen Products LLC Tranche B 1LN, term loan:
3 month U.S. LIBOR + 3.250% 4% 10/30/27 (a)(b)(c)	2,422,089	2,342,160
3 month U.S. LIBOR + 4.250% 5% 10/30/27 (a)(b)(c)	1,450,000	1,424,625
WEX, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 4/1/28 (a)(b)(c)	1,786,950	1,763,023
Zelis Payments Buyer, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 3.7306% 9/30/26 (a)(b)(c)	1,419,148	1,402,742
3 month U.S. LIBOR + 3.500% 3.7306% 9/30/26 (a)(b)(c)	6,078,614	6,010,229
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.500% 9/30/26 (b)(c)(e)	259,333	256,335

TOTAL TECHNOLOGY		504,780,729

Telecommunications - 5.2%
Altice Financing SA Tranche B, term loan:
3 month U.S. LIBOR + 2.750% 2.9891% 1/31/26 (a)(b)(c)	3,106,365	2,988,137
3 month U.S. LIBOR + 2.750% 2.9913% 7/15/25 (a)(b)(c)	4,269,680	4,152,263
Altice France SA:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 3.049% 7/31/25 (a)(b)(c)	6,038,230	5,887,274
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 3.9266% 1/31/26 (a)(b)(c)	1,484,306	1,448,593
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 4.5064% 8/14/26 (a)(b)(c)	5,805,000	5,691,338
Cablevision Lightpath LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 11/30/27 (a)(b)(c)	1,513,705	1,492,513
Connect U.S. Finco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 12/12/26 (a)(b)(c)	3,848,080	3,811,524
Consolidated Communications, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.25% 10/2/27 (a)(b)(c)	1,902,823	1,776,418
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 4/27/27 (a)(b)(c)	1,438,459	1,428,864
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.8125% 5/1/28 (a)(b)(c)	11,719,181	11,523,822
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7% 5/31/25 (a)(b)(c)	5,343,847	4,348,021
Intelsat Jackson Holdings SA 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 4.250% 4.75% 2/1/29 (a)(b)(c)	39,047,138	38,351,708
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.2074% 3/1/27 (a)(b)(c)	4,568,653	4,478,696
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.7074% 3/15/27 (a)(b)(c)	5,677,235	5,519,351
Northwest Fiber LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.137% 4/30/27 (a)(b)(c)	12,279,670	12,028,920
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4% 9/25/26 (a)(b)(c)	19,451,250	19,264,129
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 2.21% 4/11/25 (a)(b)(c)	3,346,595	3,301,517
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 5.506% 11/1/24 (a)(b)(c)	9,387,368	8,917,999
3 month U.S. LIBOR + 8.250% 9.25% 11/1/25 (a)(b)(c)	7,055,000	6,639,037
Windstream Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 7.25% 9/21/27 (a)(b)(c)	3,703,474	3,689,586
Zayo Group Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.4574% 3/9/27 (a)(b)(c)	20,838,135	20,259,877

TOTAL TELECOMMUNICATIONS		166,999,587

Textiles/Apparel - 1.3%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.75% 4/28/28 (a)(b)(c)	5,617,550	5,551,993
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 6.25% 11/24/26 (a)(b)(c)	5,630,888	5,557,010
Canada Goose, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.506% 10/7/27 (a)(b)(c)	1,762,732	1,746,215
Crocs, Inc. Tranche B1 LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Indx + 3.500% 4.4484% 2/17/29 (a)(b)(c)	16,290,000	15,865,320
Fanatics Commerce Intermediate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 11/18/28 (a)(b)(c)	4,673,288	4,626,555
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 5.5% 7/7/28 (a)(b)(c)	3,662,895	3,178,880
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.75% 4/25/25 (a)(b)(c)	984,438	966,472
Tory Burch LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 4/14/28 (a)(b)(c)	2,927,875	2,840,039
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 8/2/28 (a)(b)(c)	2,248,700	2,216,386

TOTAL TEXTILES/APPAREL		42,548,870

Transportation Ex Air/Rail - 0.2%
ASP LS Acquisition Corp. 2LN, term loan 1 month U.S. LIBOR + 7.500% 8.25% 5/7/29 (a)(b)(c)	2,500,000	2,484,375
XPO Logistics, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 1.9924% 2/23/25 (a)(b)(c)	5,275,000	5,221,142

TOTAL TRANSPORTATION EX AIR/RAIL		7,705,517

Utilities - 2.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 3.25% 8/1/25 (a)(b)(c)	17,069,018	16,743,683
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.5% 12/15/27 (a)(b)(c)	2,500,000	2,473,450
Granite Generation LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.751% 11/1/26 (a)(b)(c)	1,806,000	1,730,148
Limetree Bay Terminals LLC:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	602,797	502,582
Tranche B, term loan 3 month U.S. LIBOR + 4.000% 5% 2/15/24 (a)(b)(c)	3,859,471	3,217,834
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.5% 1/3/29 (a)(b)(c)	2,065,000	2,026,281
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.75% 6/17/28 (a)(b)(c)	3,815,825	3,763,357
PG&E Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/23/25 (a)(b)(c)	8,771,770	8,651,158
Pike Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.46% 1/21/28 (a)(b)(c)	6,098,630	6,039,961
Vertiv Group Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.9914% 3/2/27 (a)(b)(c)	14,450,980	14,071,642
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 2.2043% 12/31/25 (a)(b)(c)	7,064,233	6,985,467

TOTAL UTILITIES		66,205,563

TOTAL BANK LOAN OBLIGATIONS
(Cost $3,019,936,229)		2,978,924,081

Nonconvertible Bonds - 2.9%
Aerospace - 0.1%
TransDigm, Inc.:
6.25% 3/15/26 (g)	4,000,000	4,106,560
8% 12/15/25 (g)	385,000	402,625

TOTAL AEROSPACE		4,509,185

Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (g)	1,105,000	1,113,288
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (g)	815,000	819,735

TOTAL AIR TRANSPORTATION		1,933,023

Automotive & Auto Parts - 0.5%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 6.625% 10/15/26 (a)(b)(g)	17,605,000	17,142,869
Broadcasting - 0.1%
Univision Communications, Inc.:
6.625% 6/1/27 (g)	1,205,000	1,262,238
9.5% 5/1/25 (g)	1,210,000	1,270,500

TOTAL BROADCASTING		2,532,738

Building Materials - 0.0%
SRS Distribution, Inc. 4.625% 7/1/28 (g)	160,000	152,834
Cable/Satellite TV - 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 1.9666% 2/1/24 (a)(b)	1,750,000	1,784,079
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (g)	40,000	36,900
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (g)	2,945,000	2,837,287
Trivium Packaging Finance BV 5.5% 8/15/26 (g)	1,085,000	1,076,863

TOTAL CONTAINERS		3,914,150

Energy - 0.1%
Citgo Petroleum Corp. 7% 6/15/25 (g)	1,050,000	1,056,563
New Fortress Energy, Inc. 6.75% 9/15/25 (g)	535,000	538,162
PBF Holding Co. LLC/PBF Finance Corp. 9.25% 5/15/25 (g)	1,135,000	1,166,213
Transocean Poseidon Ltd. 6.875% 2/1/27 (g)	1,068,750	1,058,063

TOTAL ENERGY		3,819,001

Gaming - 0.5%
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (g)	10,240,000	9,702,400
Golden Entertainment, Inc. 7.625% 4/15/26 (g)	1,065,000	1,108,931
Scientific Games Corp. 5% 10/15/25 (g)	2,060,000	2,111,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,367,000	1,346,495
VICI Properties, Inc.:
3.5% 2/15/25 (g)	240,000	236,460
4.25% 12/1/26 (g)	345,000	343,551
4.625% 12/1/29 (g)	200,000	199,500

TOTAL GAMING		15,048,837

Healthcare - 0.1%
Bausch Health Companies, Inc. 5.5% 11/1/25 (g)	2,515,000	2,492,994
Tenet Healthcare Corp. 4.625% 7/15/24	1,028,000	1,032,420

TOTAL HEALTHCARE		3,525,414

Hotels - 0.0%
Marriott Ownership Resorts, Inc. 6.125% 9/15/25 (g)	933,000	956,325
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
9.125% 6/15/23 (g)	275,000	286,344
10.875% 6/1/23 (g)	1,335,000	1,420,547

TOTAL LEISURE		1,706,891

Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (g)	895,000	812,213
Restaurants - 0.0%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5.75% 4/15/25 (g)	160,000	164,622
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (g)	2,185,000	2,113,988
PowerTeam Services LLC 9.033% 12/4/25 (g)	5,115,000	5,111,240
Sotheby's 7.375% 10/15/27 (g)	200,000	204,818

TOTAL SERVICES		7,430,046

Super Retail - 0.1%
EG Global Finance PLC:
6.75% 2/7/25 (g)	1,000,000	997,500
8.5% 10/30/25 (g)	1,905,000	1,950,244

TOTAL SUPER RETAIL		2,947,744

Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (g)	1,100,000	1,112,749
SSL Robotics LLC 9.75% 12/31/23 (g)	710,000	755,263

TOTAL TECHNOLOGY		1,868,012

Telecommunications - 0.7%
Altice Financing SA 5.75% 8/15/29 (g)	6,000,000	5,443,140
Altice France SA:
5.125% 1/15/29 (g)	165,000	146,593
5.125% 7/15/29 (g)	2,000,000	1,792,500
Frontier Communications Holdings LLC 5% 5/1/28 (g)	1,160,000	1,113,600
Intelsat Jackson Holdings SA 6.5% 3/15/30 (g)	6,905,000	6,887,738
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (g)	205,000	195,712
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (g)	195,000	185,153
Windstream Escrow LLC 7.75% 8/15/28 (g)	5,100,000	5,194,758

TOTAL TELECOMMUNICATIONS		20,959,194

Utilities - 0.0%
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 7.75% 10/8/26 (a)(b)(d)	1,446,407	1,446,407
TOTAL NONCONVERTIBLE BONDS
(Cost $94,038,421)		92,690,484
	Shares	Value

Common Stocks - 1.3%
Capital Goods - 0.1%
TNT Crane & Rigging LLC (d)(h)	188,360	2,169,907
TNT Crane & Rigging LLC warrants 10/31/25 (d)(h)	9,492	31,324

TOTAL CAPITAL GOODS		2,201,231

Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (d)(h)	15,697	1,036,002
Energy - 1.0%
California Resources Corp.	254,471	11,382,488
California Resources Corp. warrants 10/27/24 (h)	7,511	108,083
Chesapeake Energy Corp. (i)	167,441	14,567,367
Chesapeake Energy Corp. (h)(j)	928	80,736
Denbury, Inc. (h)	65,094	5,114,436
EP Energy Corp. (d)(h)	15,785	1,404,234

TOTAL ENERGY		32,657,344

Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (h)	341,212	29,962
Publishing/Printing - 0.0%
Cenveo Corp. (d)(h)	4,167	121,510
Restaurants - 0.1%
CEC Entertainment, Inc. (d)(h)	105,486	2,215,206
Super Retail - 0.0%
David's Bridal, Inc. rights (d)(h)	1,346	0
Telecommunications - 0.0%
GTT Communications, Inc. rights (d)(h)	80,854	80,854
Utilities - 0.1%
TexGen Power LLC (d)(h)	85,051	1,917,050
TOTAL COMMON STOCKS
(Cost $19,469,259)		40,259,159

Nonconvertible Preferred Stocks - 0.1%
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (d)(h)
(Cost $1,123,250)	8,986	3,459,610
	Principal Amount	Value

Preferred Securities - 0.0%
Banks & Thrifts - 0.0%
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 3.5344% (a)(b)(k)	855,000	859,181
3 month U.S. LIBOR + 3.470% 3.769% (a)(b)(k)	860,000	865,402
TOTAL PREFERRED SECURITIES
(Cost $1,575,045)		1,724,583
	Shares	Value

Fixed-Income Funds - 0.2%
Fidelity Direct Lending Fund, LP (d)(j)(l)
(Cost $5,394,744)	539,632	5,396,319

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (d)(h)
(Cost $45,406)	45,954	30,789

Money Market Funds - 5.6%
Fidelity Cash Central Fund 0.31% (m)	164,961,145	164,994,137
Fidelity Securities Lending Cash Central Fund 0.31% (m)(n)	13,152,635	13,153,950
TOTAL MONEY MARKET FUNDS
(Cost $178,141,932)		178,148,087
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $3,319,724,286)		3,300,633,112
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(95,611,022)
NET ASSETS - 100%		$3,205,022,090

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (d) Level 3 security

 (e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $6,599,441 and $6,481,386, respectively.

 (f) The coupon rate will be determined upon settlement of the loan after period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $88,427,578 or 2.8% of net assets.

 (h) Non-income producing

 (i) Security or a portion of the security is on loan at period end.

 (j) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,477,055 or 0.2% of net assets.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated Fund

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$8,788
Fidelity Direct Lending Fund, LP	12/9/21 - 3/31/22	$5,394,744

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$351,292,865	$550,425,856	$736,724,584	$132,332	$--	$--	$164,994,137	0.3%
Fidelity Securities Lending Cash Central Fund 0.31%	--	19,076,887	5,922,937	1,166	--	--	13,153,950	0.0%
Total	$351,292,865	$569,502,743	$742,647,521	$133,498	$--	$--	$178,148,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Direct Lending Fund, LP	$--	$5,394,744	$--	$93,751	$--	$1,575	$5,396,319
Total	$--	$5,394,744	$--	$93,751	$--	$1,575	$5,396,319

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,962	$--	$29,962	$--
Consumer Discretionary	2,215,206	--	--	2,215,206
Energy	32,657,344	31,253,110	--	1,404,234
Financials	4,495,612	--	--	4,495,612
Industrials	2,322,741	--	--	2,322,741
Information Technology	80,854	--	--	80,854
Utilities	1,917,050	--	--	1,917,050
Bank Loan Obligations	2,978,924,081	--	2,947,755,685	31,168,396
Corporate Bonds	92,690,484	--	91,244,077	1,446,407
Preferred Securities	1,724,583	--	1,724,583	--
Fixed-Income Funds	5,396,319	--	--	5,396,319
Other	30,789	--	--	30,789
Money Market Funds	178,148,087	178,148,087	--	--
Total Investments in Securities:	$3,300,633,112	$209,401,197	$3,040,754,307	$50,477,608

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Bank Loan Obligations
Beginning Balance	$33,567,627
Net Realized Gain (Loss) on Investment Securities	130,693
Net Unrealized Gain (Loss) on Investment Securities	(89,170)
Cost of Purchases	24,127,624
Proceeds of Sales	(11,992,574)
Amortization/Accretion	13,480
Transfers into Level 3	--
Transfers out of Level 3	(14,589,284)
Ending Balance	$31,168,396
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2022	$(86,725)
Other Investments in Securities
Beginning Balance	$12,893,750
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(852,429)
Cost of Purchases	7,267,891
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$19,309,212
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2022	$(852,429)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Cost of purchases and proceeds of sales may include securities received and/or delivered through in-kind transactions. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,715,485) — See accompanying schedule: Unaffiliated issuers (cost $3,136,187,610)	$3,117,088,706
Fidelity Central Funds (cost $178,141,932)	178,148,087
Other affiliated issuers (cost $5,394,744)	5,396,319
Total Investment in Securities (cost $3,319,724,286)		$3,300,633,112
Cash		5,420,027
Receivable for investments sold		17,127,854
Receivable for fund shares sold		5,013,362
Dividends receivable		725
Interest receivable		16,441,114
Distributions receivable from Fidelity Central Funds		32,399
Other receivables		1,858
Total assets		3,344,670,451
Liabilities
Payable for investments purchased	$120,574,357
Payable for fund shares redeemed	5,717,786
Other payables and accrued expenses	202,268
Collateral on securities loaned	13,153,950
Total liabilities		139,648,361
Net Assets		$3,205,022,090
Net Assets consist of:
Paid in capital		$3,285,979,506
Total accumulated earnings (loss)		(80,957,416)
Net Assets		$3,205,022,090
Net Asset Value, offering price and redemption price per share ($3,205,022,090 ÷ 32,129,959 shares)		$99.75

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends (including $93,751 earned from other affiliated issuers)		$2,090,757
Interest		60,851,200
Income from Fidelity Central Funds (including $1,166 from security lending)		133,498
Total income		63,075,455
Expenses
Custodian fees and expenses	$1,000
Independent directors' fees and expenses	5,036
Miscellaneous	26
Total expenses before reductions	6,062
Expense reductions	(630)
Total expenses after reductions		5,432
Net investment income (loss)		63,070,023
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,860,148
Total net realized gain (loss)		4,860,148
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(40,818,195)
Affiliated issuers	1,575
Total change in net unrealized appreciation (depreciation)		(40,816,620)
Net gain (loss)		(35,956,472)
Net increase (decrease) in net assets resulting from operations		$27,113,551

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$63,070,023	$88,209,144
Net realized gain (loss)	4,860,148	(29,926,279)
Change in net unrealized appreciation (depreciation)	(40,816,620)	119,810,361
Net increase (decrease) in net assets resulting from operations	27,113,551	178,093,226
Distributions to shareholders	(63,357,025)	(87,902,022)
Affiliated share transactions
Proceeds from sales of shares	577,596,164	921,138,985
Reinvestment of distributions	63,357,025	87,902,022
Cost of shares redeemed	(173,595,703)	(231,338,785)
Net increase (decrease) in net assets resulting from share transactions	467,357,486	777,702,222
Total increase (decrease) in net assets	431,114,012	867,893,426
Net Assets
Beginning of period	2,773,908,078	1,906,014,652
End of period	$3,205,022,090	$2,773,908,078
Other Information
Shares
Sold	5,744,454	9,194,003
Issued in reinvestment of distributions	631,385	881,835
Redeemed	(1,736,025)	(2,337,836)
Net increase (decrease)	4,639,814	7,738,002

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Floating Rate Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$100.91	$96.50	$101.38	$103.31	$103.17	$102.63
Income from Investment Operations
Net investment income (loss)A,B	2.066	4.112	4.985	6.104	5.279	5.268
Net realized and unrealized gain (loss)	(1.150)	4.431	(4.687)	(1.943)	.401	.545
Total from investment operations	.916	8.543	.298	4.161	5.680	5.813
Distributions from net investment income	(2.076)	(4.133)	(5.178)	(6.091)	(5.215)	(5.223)
Distributions from net realized gain	–	–	–	–	(.325)	(.050)
Total distributions	(2.076)	(4.133)	(5.178)	(6.091)	(5.540)	(5.273)
Net asset value, end of period	$99.75	$100.91	$96.50	$101.38	$103.31	$103.17
Total ReturnC,D	.91%	8.99%	.42%	4.20%	5.65%	5.77%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	- %G,H	- %H	- %H	- %H	- %H	.06%
Expenses net of fee waivers, if any	- %G,H	- %H	- %H	- %H	- %H	.06%
Expenses net of all reductions	- %G,H	- %H	- %H	- %H	- %H	.06%
Net investment income (loss)	4.13%G	4.14%	5.16%	6.01%	5.12%	5.09%
Supplemental Data
Net assets, end of period (000 omitted)	$3,205,022	$2,773,908	$1,906,015	$1,946,822	$2,295,944	$1,634,506
Portfolio turnover rateI	31%G	41%	40%	29%	47%	78%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report. For additional expense information related to investments in Fidelity Direct Lending Fund, LP, please refer to the Investment in Fidelity Direct Lending Fund, LP note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount represents less than .005%.

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Investment in Fidelity Direct Lending Fund, LP.

The Fund invests in Fidelity Direct Lending Fund, LP, which is a limited partnership available only to certain investment companies managed by the investment adviser and its affiliates. The Fund's limited partnership interest is not registered under the Securities Act of 1933, and is subject to substantial restrictions on transfer. The Fund has no redemption rights under the partnership agreement. There will be no trading market for the partnership interest, and the Fund most likely will hold its shares until Fidelity Direct Lending Fund, LP converts by operation of law to a Delaware corporation, trust, or other limited liability entity and (i) registers as a closed-end management investment company under the 1940 Act or (ii) elects to be treated as a business development company under the 1940 Act.

Based on its investment objective, Fidelity Direct Lending Fund, LP may invest or participate in various investments or strategies that are similar to those in which the Fund may invest or participate. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of Fidelity Direct Lending Fund, LP and thus a decline in the value of the Fund. The Fidelity Direct Lending Fund, LP intends to invest primarily in direct loans made to private U.S. companies, specifically small- and middle-market companies.

The Schedule of Investments lists Fidelity Direct Lending Fund, LP as an investment as of period end, but does not include the underlying holdings of Fidelity Direct Lending Fund, LP. Fidelity Direct Lending Fund, LP represented less than 5% of the Fund's net assets at period end. The Fund indirectly bears its proportionate share of the expenses of Fidelity Direct Lending Fund, LP, which commenced operations on December 8, 2021. The annual expense ratio for Fidelity Direct Lending Fund, LP is estimated to be a maximum of .20%.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Direct Lending Fund, LP is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies and is categorized as Level 3 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker and valuations using NAV as a practical expedient.

Asset Type	Fair Value	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$12,435,697	Market comparable	Discount rate	45.0%	Decrease
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.1 – 6.9 / 5.6	Increase
			Strike price	$31.17	Decrease
		Recovery value	Recovery value	$0.0 - $1.00 / $1.00	Increase
		Market approach	Transaction price	$89.96	Increase
			Parity price	$29.16	Increase
		Indicative market price	Evaluation Bid	$66.00 - $385.00 / $311.49	Increase
			Mid price	$21.00	Increase
Corporate Bonds	$1,446,407	Market approach	Transaction price	$100.00	Increase
Bank Loan Obligations	$31,168,396	Market approach	Transaction price	$99.50	Increase
		Indicative market price	Parity Price	$96.00	Increase
			Evaluated bid	$97.00 - $102.75 / $98.57	Increase
Other	$30,789	Recovery value	Recovery value	$0.67	Increase
Fixed-Income Funds	$5,396,319	Market approach	Net asset value	$10.00	Increase

 (a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Interest in the accompanying financial statements.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,765,147
Gross unrealized depreciation	(57,587,973)
Net unrealized appreciation (depreciation)	$(18,822,826)
Tax cost	$3,319,455,938

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(64,566,314)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

Commitments. A commitment is an agreement to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. The amount of commitments outstanding at period end are presented in the table below. These commitments are not included in the net assets of the Fund at period end.

	Investment to be Acquired	Commitment Amount
Fidelity Floating Rate Central Fund	Fidelity Direct Lending Fund, LP	$21,905,256

New Accounting Pronouncement. In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other IBOR-based reference rates. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management does not expect the adoption of ASU 2020-04 to have a material impact on the Fund's financial statements.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Floating Rate Central Fund	986,130,590	456,822,927

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Floating Rate Central Fund	$118

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Floating Rate Central Fund	$124	$–	$–

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $630.

9. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Floating Rate Central Fund	.0004%
Actual		$1,000.00	$1,009.10	$--C
Hypothetical-D		$1,000.00	$1,024.93	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

FR1-SANN-0522
1.814673.117

Fidelity® International Equity Central Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
Japan	14.9%
France	12.7%
United Kingdom	11.2%
Switzerland	9.4%
Germany	8.8%
Netherlands	7.5%
United States of America*	7.0%
Canada	6.3%
Sweden	3.8%
Other	18.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2022

% of fund's net assets
Stocks and Equity Futures	97.7
Short-Term Investments and Net Other Assets (Liabilities)	2.3

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.0
Diageo PLC (United Kingdom, Beverages)	1.5
Sony Group Corp. (Japan, Household Durables)	1.4
Total SA (France, Oil, Gas & Consumable Fuels)	1.3
AIA Group Ltd. (Hong Kong, Insurance)	1.2
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.2
The Toronto-Dominion Bank (Canada, Banks)	1.1
16.8

Market Sectors as of March 31, 2022

% of fund's net assets
Industrials	19.2
Financials	18.9
Information Technology	13.2
Health Care	12.0
Consumer Discretionary	10.3
Consumer Staples	7.2
Materials	6.7
Energy	4.1
Communication Services	2.5
Utilities	1.8
Real Estate	1.7

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
Australia - 1.1%
Arena (REIT) unit	2,051,179	$7,505,939
Commonwealth Bank of Australia	154,712	12,183,937
National Australia Bank Ltd.	712,800	17,160,571
Origin Energy Ltd.	472,730	2,200,427
Treasury Wine Estates Ltd.	280,262	2,420,914

TOTAL AUSTRALIA		41,471,788

Austria - 0.4%
Erste Group Bank AG	351,900	12,881,585
Verbund AG	13,100	1,383,974

TOTAL AUSTRIA		14,265,559

Bailiwick of Jersey - 1.5%
Experian PLC	361,557	13,929,210
Ferguson PLC	146,100	19,921,739
Glencore Xstrata PLC	2,698,000	17,555,102
WPP PLC	298,440	3,906,011

TOTAL BAILIWICK OF JERSEY		55,312,062

Belgium - 1.3%
Anheuser-Busch InBev SA NV	106,800	6,385,371
Azelis Group NV	181,600	4,419,690
KBC Group NV	362,585	26,224,549
Kinepolis Group NV (a)	26,180	1,592,889
UCB SA	86,300	10,353,654

TOTAL BELGIUM		48,976,153

Bermuda - 0.6%
Genpact Ltd.	239,900	10,438,049
Hiscox Ltd.	1,047,637	13,536,582

TOTAL BERMUDA		23,974,631

Canada - 6.3%
Africa Oil Corp.	230,131	412,345
AltaGas Ltd.	85,880	1,923,481
Aritzia, Inc. (a)	72,881	2,974,937
Boardwalk (REIT) (b)	66,000	3,103,740
Brookfield Renewable Corp.	46,930	2,049,656
Canadian Natural Resources Ltd.	297,218	18,403,908
Canadian Pacific Railway Ltd.	266,700	22,011,843
Constellation Software, Inc.	18,800	32,136,624
Emera, Inc.	78,140	3,873,404
Enbridge, Inc.	272,545	12,546,466
First Quantum Minerals Ltd.	284,200	9,838,960
Fortis, Inc.	44,240	2,188,025
Gibson Energy, Inc. (b)	64,705	1,294,462
Imperial Oil Ltd.	247,623	11,983,515
Intact Financial Corp.	89,100	13,165,262
MEG Energy Corp. (a)	295,814	4,039,151
Nutrien Ltd.	132,600	13,706,013
Shopify, Inc. Class A (a)	12,001	8,112,196
The Toronto-Dominion Bank	533,200	42,305,410
TMX Group Ltd.	123,600	12,712,465
Topicus.Com, Inc.	26,781	1,997,623
Tourmaline Oil Corp.	174,503	8,040,133
Wheaton Precious Metals Corp.	265,900	12,644,687

TOTAL CANADA		241,464,306

Cayman Islands - 0.8%
CK Asset Holdings Ltd.	1,000,588	6,839,450
HKBN Ltd.	3,028,180	3,468,719
JD.com, Inc. Class A (a)	3,695	104,993
Parade Technologies Ltd.	214,000	13,383,672
Sea Ltd. ADR (a)	33,360	3,996,194
Tencent Holdings Ltd.	77,610	3,577,382

TOTAL CAYMAN ISLANDS		31,370,410

Denmark - 1.2%
Ascendis Pharma A/S sponsored ADR (a)	10,500	1,232,280
DSV A/S	147,800	28,585,818
GN Store Nord A/S	241,200	11,934,272
ORSTED A/S (c)	34,080	4,265,845

TOTAL DENMARK		46,018,215

Finland - 1.1%
Elisa Corp. (A Shares)	76,330	4,612,116
Nordea Bank ABP	2,435,300	25,201,511
Sampo Oyj (A Shares)	258,800	12,705,883

TOTAL FINLAND		42,519,510

France - 12.7%
Air Liquide SA	124,500	21,780,519
ALTEN	105,400	16,032,328
Amundi SA (c)	138,700	9,543,774
Antin Infrastructure Partners SA	175,300	5,623,843
ARGAN SA	13,510	1,727,693
AXA SA	418,700	12,257,162
BNP Paribas SA	552,200	31,555,287
Capgemini SA	150,900	33,803,958
Compagnie de St. Gobain	189,124	11,252,953
Dassault Systemes SA	350,600	17,224,503
Edenred SA	407,700	20,259,734
Hermes International SCA	7,400	10,572,542
L'Oreal SA	36,600	14,619,700
Legrand SA	357,600	33,999,364
LVMH Moet Hennessy Louis Vuitton SE	112,845	80,548,679
Pernod Ricard SA	169,800	37,436,761
Safran SA	134,700	15,858,974
Sanofi SA	194,455	19,881,012
Sartorius Stedim Biotech	20,900	8,612,433
Teleperformance	69,100	26,471,821
Total SA	985,238	49,852,606
Veolia Environnement SA	110,530	3,556,945
Worldline SA (a)(c)	63,800	2,768,933

TOTAL FRANCE		485,241,524

Germany - 8.6%
adidas AG	9,900	2,306,958
Allianz SE	104,600	24,979,334
Auto1 Group SE (a)(c)	20,000	228,662
BASF AG	163,647	9,337,792
Bayer AG	127,800	8,741,404
Brenntag SE	368,000	29,856,714
Delivery Hero AG (a)(c)	67,400	2,972,011
Deutsche Borse AG	158,200	28,477,720
Deutsche Post AG	405,531	19,364,869
Deutsche Telekom AG	479,900	8,937,720
E.ON AG	88,190	1,024,605
Hannover Reuck SE	98,800	16,870,069
LEG Immobilien AG	27,351	3,124,040
Linde PLC	22,212	7,138,173
Mercedes-Benz Group AG (Germany)	217,700	15,280,268
Merck KGaA	161,300	33,876,478
Rheinmetall AG	124,798	26,520,901
RWE AG	113,540	4,965,111
SAP SE	140,735	15,597,400
Siemens AG	184,350	25,526,454
Siemens Healthineers AG (c)	410,600	25,545,684
Symrise AG	76,900	9,219,757
Synlab AG	331,600	5,854,647

TOTAL GERMANY		325,746,771

Hong Kong - 1.6%
AIA Group Ltd.	4,402,400	45,969,358
Chervon Holdings Ltd. (a)	269,100	1,859,583
Dah Sing Banking Group Ltd.	1,616,800	1,427,933
Hang Seng Bank Ltd.	188,200	3,619,604
Hong Kong Exchanges and Clearing Ltd.	170,200	7,977,840
Sino Land Ltd.	554,000	714,334

TOTAL HONG KONG		61,568,652

Hungary - 0.2%
Richter Gedeon PLC	411,900	8,707,080
India - 1.0%
HDFC Bank Ltd.	1,145,300	22,013,932
Reliance Industries Ltd.	485,386	16,754,573

TOTAL INDIA		38,768,505

Ireland - 1.8%
CRH PLC	207,100	8,260,216
Flutter Entertainment PLC (a)	49,341	5,755,732
Greencore Group PLC (a)	1,795,800	3,031,383
ICON PLC (a)	54,600	13,279,812
Irish Residential Properties REIT PLC	1,508,685	2,426,701
Kingspan Group PLC (Ireland)	179,600	17,690,690
Linde PLC	53,400	17,057,562

TOTAL IRELAND		67,502,096

Israel - 0.3%
Icl Group Ltd.	771,700	9,245,116
Italy - 1.5%
Enel SpA	1,053,076	7,031,130
FinecoBank SpA	880,900	13,472,402
GVS SpA (c)	115,000	1,048,283
Moncler SpA	217,600	12,214,133
Prada SpA	1,108,000	7,018,276
Recordati SpA	323,100	16,313,077
Saras SpA (a)	1,955,700	1,509,686

TOTAL ITALY		58,606,987

Japan - 14.9%
Advance Residence Investment Corp.	1,116	3,149,822
Advantest Corp.	129,100	10,079,336
Bandai Namco Holdings, Inc.	56,700	4,299,533
Capcom Co. Ltd.	351,700	8,526,730
Daiichi Sankyo Kabushiki Kaisha	442,900	9,671,607
Daiichikosho Co. Ltd.	98,590	2,796,317
DENSO Corp.	105,300	6,718,152
Dip Corp.	93,390	2,547,096
Fast Retailing Co. Ltd.	4,200	2,153,160
FUJIFILM Holdings Corp.	377,900	23,066,990
Hitachi Ltd.	511,900	25,617,627
Hoya Corp.	368,200	41,959,293
Itochu Corp.	577,700	19,541,257
JEOL Ltd.	34,200	1,890,694
JTOWER, Inc. (a)	155,590	9,061,984
Kansai Electric Power Co., Inc.	267,580	2,520,382
KDDI Corp.	67,630	2,217,361
Keyence Corp.	60,300	27,961,268
Lifenet Insurance Co. (a)	286,600	1,305,740
Minebea Mitsumi, Inc.	132,300	2,881,489
Misumi Group, Inc.	337,300	10,041,699
Mitsubishi Estate Co. Ltd.	453,900	6,758,779
Mitsubishi UFJ Financial Group, Inc.	1,718,900	10,624,762
Money Forward, Inc. (a)	150,924	6,698,951
Nitori Holdings Co. Ltd.	87,100	10,958,295
Olympus Corp.	1,092,700	20,709,497
ORIX Corp.	501,700	10,000,165
Persol Holdings Co. Ltd.	994,800	22,289,796
Recruit Holdings Co. Ltd.	884,700	38,437,603
Relo Group, Inc.	355,400	5,288,267
Renesas Electronics Corp. (a)	812,200	9,410,936
SecondXight Analytica, Inc.	13,400	152,998
Shin-Etsu Chemical Co. Ltd.	195,500	29,702,968
Shiseido Co. Ltd.	22,300	1,126,339
SMC Corp.	29,100	16,266,728
SoftBank Group Corp.	212,306	9,492,127
Sony Group Corp.	528,000	54,318,378
Suzuki Motor Corp.	207,400	7,107,640
T&D Holdings, Inc.	245,200	3,329,322
TIS, Inc.	311,000	7,278,208
Tokio Marine Holdings, Inc.	176,800	10,288,567
Tokyo Electron Ltd.	78,600	40,365,908
Toyota Motor Corp.	1,342,000	24,207,002
Z Holdings Corp.	1,098,290	4,748,009

TOTAL JAPAN		567,568,782

Korea (South) - 0.1%
SK Hynix, Inc.	22,020	2,113,677
Luxembourg - 0.6%
B&M European Value Retail SA	1,128,476	7,919,101
Eurofins Scientific SA	133,700	13,298,195

TOTAL LUXEMBOURG		21,217,296

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	2,471,420	2,394,280
Netherlands - 7.5%
Adyen BV (a)(c)	3,100	6,140,154
Airbus Group NV	187,200	22,589,142
Akzo Nobel NV	209,800	18,026,507
Argenx SE ADR (a)	15,400	4,855,774
ASM International NV (Netherlands)	46,600	17,120,170
ASML Holding NV (Netherlands)	129,978	86,854,143
Corbion NV	18,300	629,600
Elastic NV (a)	47,600	4,234,020
Euronext NV (c)	130,840	11,970,143
Ferrari NV (Italy)	29,600	6,506,432
Heineken NV (Bearer)	98,500	9,434,244
IMCD NV	134,100	23,031,046
ING Groep NV (Certificaten Van Aandelen)	1,350,600	14,101,527
Koninklijke Philips Electronics NV	240,245	7,325,958
NXP Semiconductors NV	19,700	3,646,076
Prosus NV	255,300	13,767,779
RHI Magnesita NV	124,145	3,972,704
Universal Music Group NV	198,240	5,306,036
Wolters Kluwer NV	248,400	26,539,460

TOTAL NETHERLANDS		286,050,915

Norway - 0.4%
Aker Solutions ASA	356,700	1,235,344
Equinor ASA	282,700	10,555,074
Schibsted ASA (B Shares)	134,090	2,869,490

TOTAL NORWAY		14,659,908

Singapore - 0.4%
Parkway Life REIT	316,148	1,094,455
United Overseas Bank Ltd.	486,805	11,390,264
Wing Tai Holdings Ltd.	2,064,300	2,712,036

TOTAL SINGAPORE		15,196,755

Spain - 1.9%
Aena SME SA (a)(c)	2,702	450,424
Amadeus IT Holding SA Class A (a)	381,249	24,788,087
CaixaBank SA (b)	3,776,000	12,807,752
Cellnex Telecom SA (c)	502,720	24,193,103
EDP Renovaveis SA	100,970	2,607,033
Iberdrola SA	755,391	8,256,409

TOTAL SPAIN		73,102,808

Sweden - 3.7%
AddTech AB (B Shares)	606,127	11,732,655
ASSA ABLOY AB (B Shares)	721,300	19,388,245
Atlas Copco AB (A Shares)	372,500	19,334,975
Ericsson (B Shares) (b)	438,411	4,023,959
Haypp Group (a)	353,000	1,387,236
Hexagon AB (B Shares)	1,677,900	23,508,723
Indutrade AB	964,189	24,436,978
Investor AB (B Shares)	424,800	9,313,848
John Mattson Fastighetsforetag (a)	138,033	2,425,237
Kry International AB (d)(e)	527	146,390
Nordnet AB	348,600	6,302,859
Oatly Group AB ADR (a)(b)	49,800	249,498
Sandvik AB	582,100	12,365,454
Swedish Match Co. AB	1,051,000	7,922,964

TOTAL SWEDEN		142,539,021

Switzerland - 9.4%
Compagnie Financiere Richemont SA Series A	143,810	18,228,620
Dufry AG (a)	61,388	2,583,068
Julius Baer Group Ltd.	286,970	16,613,989
Lonza Group AG	49,000	35,645,041
Nestle SA (Reg. S)	795,018	103,367,176
Roche Holding AG (participation certificate)	195,090	77,189,672
Sika AG	116,004	38,590,584
Sonova Holding AG	71,743	30,093,162
UBS Group AG	652,780	12,818,238
Zurich Insurance Group Ltd.	49,330	24,364,084

TOTAL SWITZERLAND		359,493,634

Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	936,000	19,213,733
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,500	677,690

TOTAL TAIWAN		19,891,423

United Kingdom - 11.2%
Anglo American PLC (United Kingdom)	240,280	12,485,521
Ashtead Group PLC	159,900	10,151,844
AstraZeneca PLC (United Kingdom)	225,000	29,837,936
BAE Systems PLC	11	103
Beazley PLC	1,403,400	7,757,770
Big Yellow Group PLC	26,600	536,726
Bridgepoint Group Holdings Ltd. (c)	1,215,356	5,611,882
Compass Group PLC	1,871,728	40,279,765
Dechra Pharmaceuticals PLC	203,000	10,816,174
Deliveroo PLC Class A (a)(c)	1,991,600	2,948,531
Diageo PLC	1,152,845	58,477,576
Diploma PLC	183,468	6,348,276
Dr. Martens Ltd.	157,900	495,332
Electrocomponents PLC	1,040,200	14,812,413
Future PLC	81,100	2,772,093
Grainger Trust PLC	739,873	2,838,048
Harbour Energy PLC	412,705	2,637,017
Hotel Chocolat Group Ltd. (a)	668,171	3,949,843
Hunting PLC	330,400	1,304,260
Informa PLC (a)	492,810	3,895,932
JD Sports Fashion PLC	4,815,100	9,377,340
Jet2 PLC (a)	1,139,200	17,135,040
Legal & General Group PLC	1,265,716	4,522,565
Lloyds Banking Group PLC	29,573,800	18,009,487
Mondi PLC	316,000	6,191,416
National Grid PLC	391,410	6,015,274
Ocado Group PLC (a)	124,900	1,921,317
Prudential PLC	1,106,360	16,333,496
Reckitt Benckiser Group PLC	152,730	11,651,155
RELX PLC (London Stock Exchange)	1,441,309	44,850,302
Rentokil Initial PLC	2,564,500	17,720,180
Rio Tinto PLC	115,000	9,193,855
Shell PLC (London)	375,022	10,387,476
Smith & Nephew PLC	359,200	5,756,730
SSE PLC	170,620	3,898,504
St. James's Place PLC	633,900	12,061,989
Supreme PLC	1,126,200	2,662,979
Unilever PLC (Netherlands)	95,616	4,330,966
WH Smith PLC (a)	343,600	6,481,675

TOTAL UNITED KINGDOM		426,458,788

United States of America - 4.6%
Airbnb, Inc. Class A (a)	1,800	309,168
Ares Management Corp.	216,500	17,586,295
Boston Scientific Corp. (a)	215,200	9,531,208
CBRE Group, Inc.	143,200	13,105,664
Constellation Brands, Inc. Class A (sub. vtg.)	21,300	4,905,816
Equifax, Inc.	58,300	13,822,930
Genesis Energy LP	247,404	2,897,101
Hess Corp.	50,500	5,405,520
Intercontinental Exchange, Inc.	117,800	15,563,736
Kosmos Energy Ltd. (a)	735,200	5,286,088
Marsh & McLennan Companies, Inc.	137,200	23,381,624
Moody's Corp.	38,300	12,922,803
NextEra Energy Partners LP	17,490	1,457,966
NICE Systems Ltd. sponsored ADR (a)	18,552	4,062,888
Philip Morris International, Inc.	62,600	5,880,644
Pool Corp.	14,400	6,089,040
Qualtrics International, Inc. (a)	95,800	2,735,090
ResMed, Inc.	31,800	7,711,818
S&P Global, Inc.	52,066	21,356,432
The AES Corp.	81,230	2,090,048

TOTAL UNITED STATES OF AMERICA		176,101,879

TOTAL COMMON STOCKS
(Cost $2,957,378,164)		3,707,548,531

Nonconvertible Preferred Stocks - 0.3%
Germany - 0.2%
Porsche Automobil Holding SE (Germany)	87,900	8,455,454
Sweden - 0.1%
Kry International AB Series E (d)(e)	3,043	845,283
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,203,404)		9,300,737
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.5% 6/30/22 (Cost $249,687)(f)	250,000	249,680
	Shares	Value

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.31% (g)	82,269,490	82,285,944
Fidelity Securities Lending Cash Central Fund 0.31% (g)(h)	13,167,708	13,169,025
TOTAL MONEY MARKET FUNDS
(Cost $95,454,968)		95,454,969
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,058,286,223)		3,812,553,917
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,537,470)
NET ASSETS - 100%		$3,809,016,447

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	33	June 2022	$3,538,260	$90,756	$90,756
TME S&P/TSX 60 Index Contracts (Canada)	2	June 2022	421,421	8,533	8,533
TOTAL FUTURES CONTRACTS					$99,289

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,687,429 or 2.6% of net assets.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $991,673 or 0.0% of net assets.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,680.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Kry International AB	5/14/21	$228,879
Kry International AB Series E	5/14/21	$1,391,178

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$74,387,739	$611,307,510	$603,409,305	$45,156	$--	$--	$82,285,944	0.2%
Fidelity Securities Lending Cash Central Fund 0.31%	39,666,680	102,423,236	128,920,891	35,664	--	--	13,169,025	0.0%
Total	$114,054,419	$713,730,746	$732,330,196	$80,820	$--	$--	$95,454,969

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$99,455,325	$25,044,750	$74,410,575	$--
Consumer Discretionary	379,090,454	78,894,851	300,195,603	--
Consumer Staples	277,111,667	79,063,436	198,048,231	--
Energy	164,544,725	87,382,472	77,162,253	--
Financials	722,205,352	365,413,519	356,791,833	--
Health Care	470,624,592	253,417,519	217,207,073	--
Industrials	725,306,973	342,258,321	383,048,652	--
Information Technology	496,879,698	159,280,405	336,607,620	991,673
Materials	254,577,052	119,014,815	135,562,237	--
Real Estate	63,350,931	29,287,849	34,063,082	--
Utilities	63,702,499	26,095,643	37,606,856	--
Government Obligations	249,680	--	249,680	--
Money Market Funds	95,454,969	95,454,969	--	--
Total Investments in Securities:	$3,812,553,917	$1,660,608,549	$2,150,953,695	$991,673
Derivative Instruments:
Assets
Futures Contracts	$99,289	$99,289	$--	$--
Total Assets	$99,289	$99,289	$--	$--
Total Derivative Instruments:	$99,289	$99,289	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of March 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$99,289	$0
Total Equity Risk	99,289	0
Total Value of Derivatives	$99,289	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $12,188,718) — See accompanying schedule: Unaffiliated issuers (cost $2,962,831,255)	$3,717,098,948
Fidelity Central Funds (cost $95,454,968)	95,454,969
Total Investment in Securities (cost $3,058,286,223)		$3,812,553,917
Cash		1,440,431
Foreign currency held at value (cost $978,517)		978,520
Receivable for investments sold		9,640,465
Receivable for fund shares sold		15,130
Dividends receivable		8,719,388
Reclaims receivable		6,973,922
Distributions receivable from Fidelity Central Funds		13,963
Other receivables		5,692
Total assets		3,840,341,428
Liabilities
Payable for investments purchased	$15,514,526
Payable for fund shares redeemed	1,265,758
Payable for daily variation margin on futures contracts	63,964
Other payables and accrued expenses	1,311,708
Collateral on securities loaned	13,169,025
Total liabilities		31,324,981
Net Assets		$3,809,016,447
Net Assets consist of:
Paid in capital		$3,061,320,432
Total accumulated earnings (loss)		747,696,015
Net Assets		$3,809,016,447
Net Asset Value, offering price and redemption price per share ($3,809,016,447 ÷ 39,933,346 shares)		$95.38

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$27,469,329
Non-Cash dividends		3,360,420
Interest		706
Income from Fidelity Central Funds (including $35,664 from security lending)		80,820
Income before foreign taxes withheld		30,911,275
Less foreign taxes withheld		(2,102,390)
Total income		28,808,885
Expenses
Custodian fees and expenses	$66,395
Independent directors' fees and expenses	6,860
Miscellaneous	33
Total expenses		73,288
Net investment income (loss)		28,735,597
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,782)	8,181,227
Foreign currency transactions	(106,328)
Futures contracts	(3,289,270)
Total net realized gain (loss)		4,785,629
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $184,765)	(236,529,965)
Assets and liabilities in foreign currencies	(390,038)
Futures contracts	715,455
Total change in net unrealized appreciation (depreciation)		(236,204,548)
Net gain (loss)		(231,418,919)
Net increase (decrease) in net assets resulting from operations		$(202,683,322)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,735,597	$62,641,368
Net realized gain (loss)	4,785,629	269,754,017
Change in net unrealized appreciation (depreciation)	(236,204,548)	506,860,201
Net increase (decrease) in net assets resulting from operations	(202,683,322)	839,255,586
Distributions to shareholders	(247,799,359)	(58,312,100)
Affiliated share transactions
Proceeds from sales of shares	328,889,749	529,663,856
Reinvestment of distributions	247,799,359	58,312,100
Cost of shares redeemed	(107,147,740)	(599,890,195)
Net increase (decrease) in net assets resulting from share transactions	469,541,368	(11,914,239)
Total increase (decrease) in net assets	19,058,687	769,029,247
Net Assets
Beginning of period	3,789,957,760	3,020,928,513
End of period	$3,809,016,447	$3,789,957,760
Other Information
Shares
Sold	3,152,559	5,192,192
Issued in reinvestment of distributions	2,399,297	568,317
Redeemed	(1,077,067)	(6,000,356)
Net increase (decrease)	4,474,789	(239,847)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$106.88	$84.62	$77.92	$84.55	$87.45	$74.96
Income from Investment Operations
Net investment income (loss)A,B	.75	1.80	1.40	2.23	2.30	2.18
Net realized and unrealized gain (loss)	(5.31)	22.17	6.94	(3.09)	(.27)	12.27
Total from investment operations	(4.56)	23.97	8.34	(.86)	2.03	14.45
Distributions from net investment income	(1.01)	(1.71)	(1.39)	(2.12)	(2.34)	(1.92)
Distributions from net realized gain	(5.94)	–	(.25)	(3.65)	(2.60)	(.03)
Total distributions	(6.94)C	(1.71)	(1.64)	(5.77)	(4.93)C	(1.96)C
Net asset value, end of period	$95.38	$106.88	$84.62	$77.92	$84.55	$87.45
Total ReturnD,E	(4.76)%	28.42%	10.91%	(.21)%	2.30%	19.54%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	- %H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %H,I	.01%	.01%	.01%	.01%	.01%
Expenses net of all reductions	- %H,I	.01%	.01%	.01%	.01%	.01%
Net investment income (loss)	1.46%H	1.79%	1.77%	2.93%	2.63%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$3,809,016	$3,789,958	$3,020,929	$2,432,786	$2,645,061	$3,094,384
Portfolio turnover rateJ	32%H	52%	81%	70%	53%	61%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount represents less than .005%.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$922,342,873
Gross unrealized depreciation	(177,506,452)
Net unrealized appreciation (depreciation)	$744,836,421
Tax cost	$3,067,816,785

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Equity Central Fund	845,180,757	604,401,630

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity International Equity Central Fund	$1,380

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity International Equity Central Fund	22,096,283	11,719,323	(408,644)

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Equity Central Fund	$3,946	$–	$–

8. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity International Equity Central Fund	.0037%
Actual		$1,000.00	$952.40	$.02
Hypothetical-C		$1,000.00	$1,024.91	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

INTCEN-SANN-0522
1.859211.114

Fidelity® Emerging Markets Equity Central Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of March 31, 2022
Cayman Islands	21.0%
India	15.1%
Korea (South)	12.7%
Taiwan	10.2%
China	9.2%
Brazil	6.8%
South Africa	3.4%
United States of America*	3.0%
Saudi Arabia	2.6%
Other	16.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of March 31, 2022

% of fund's net assets
Stocks	99.3
Short-Term Investments and Net Other Assets (Liabilities)	0.7

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	8.4
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	4.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	4.0
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	3.2
HDFC Bank Ltd. (India, Banks)	2.2
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.9
China Construction Bank Corp. (H Shares) (China, Banks)	1.8
Infosys Ltd. (India, IT Services)	1.6
Ping An Insurance Group Co. of China Ltd. (H Shares) (China, Insurance)	1.4
SK Hynix, Inc. (Korea (South), Semiconductors & Semiconductor Equipment)	1.4
30.4

Market Sectors as of March 31, 2022

% of fund's net assets
Information Technology	22.2
Financials	20.5
Consumer Discretionary	12.7
Materials	10.3
Communication Services	8.5
Consumer Staples	6.7
Industrials	5.1
Energy	4.4
Health Care	4.0
Utilities	2.9
Real Estate	2.0

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
Belgium - 0.3%
Titan Cement International Trading SA	407,600	$5,951,979
Bermuda - 1.2%
China Gas Holdings Ltd.	2,675,800	3,410,529
Credicorp Ltd. (United States)	64,809	11,138,723
Huanxi Media Group Ltd. (a)	9,416,391	1,573,277
Kerry Properties Ltd.	402,500	1,133,879
Kunlun Energy Co. Ltd.	4,590,000	3,966,842
Shangri-La Asia Ltd. (a)	510,000	399,166

TOTAL BERMUDA		21,622,416

Brazil - 4.8%
Arezzo Industria e Comercio SA	112,761	2,135,829
Atacadao SA	2,679,000	12,671,801
Dexco SA	1,733,380	5,344,623
ENGIE Brasil Energia SA	324,000	2,942,578
Equatorial Energia SA	1,047,100	5,984,308
Localiza Rent A Car SA	424,040	5,441,834
LOG Commercial Properties e Participacoes SA	396,700	2,414,670
Lojas Renner SA	799,180	4,616,093
Natura & Co. Holding SA (a)	880,175	4,815,862
Rede D'Oregon Sao Luiz SA (b)	476,239	4,991,404
Rumo SA (a)	1,718,700	6,696,398
Suzano Papel e Celulose SA	565,100	6,545,881
Transmissora Alianca de Energia Eletrica SA unit	410,200	3,802,991
Vale SA sponsored ADR	880,415	17,599,496

TOTAL BRAZIL		86,003,768

British Virgin Islands - 0.0%
Fix Price Group Ltd. GDR (Reg. S) (c)	365,722	135,072
Canada - 1.1%
Barrick Gold Corp.	824,000	20,212,720
Cayman Islands - 20.9%
Akeso, Inc. (a)(b)	492,817	1,031,821
Alibaba Group Holding Ltd. (a)	3,894,650	53,149,170
Alibaba Group Holding Ltd. sponsored ADR (a)	44,152	4,803,738
Angelalign Technology, Inc. (b)(d)	63,311	1,079,498
Ant International Co. Ltd. Class C (a)(c)(e)	436,400	772,428
Antengene Corp. (a)(b)	1,856,098	1,565,460
Archosaur Games, Inc. (b)	172,494	176,457
BeiGene Ltd. ADR (a)	2,492	469,991
Bilibili, Inc. ADR (a)(d)	438,042	11,205,114
Chailease Holding Co. Ltd.	1,868,989	16,404,681
China Resources Land Ltd.	683,000	3,162,390
CIFI Holdings Group Co. Ltd.	3,741,672	2,180,539
CK Asset Holdings Ltd.	209,500	1,432,023
ENN Energy Holdings Ltd.	436,500	6,519,534
ESR Cayman Ltd. (a)(b)	394,800	1,223,443
GlobalFoundries, Inc.	23,500	1,466,870
Haitian International Holdings Ltd.	1,267,000	3,267,114
Hansoh Pharmaceutical Group Co. Ltd. (b)	1,469,875	2,444,027
Innovent Biologics, Inc. (a)(b)	592,613	1,994,222
Jacobio Pharmaceuticals Group Co. Ltd. (a)(b)	1,295,550	1,297,636
JD Health International, Inc. (a)(b)	173,345	1,037,921
JD.com, Inc.:
Class A (a)	519,714	14,767,618
sponsored ADR (a)	109,837	6,356,267
KE Holdings, Inc. ADR (a)(d)	19,600	242,452
Kuaishou Technology Class B (a)(b)	259,893	2,381,324
KWG Group Holdings Ltd.	2,166,500	885,087
Li Auto, Inc. Class A (a)	3	39
Li Ning Co. Ltd.	1,467,275	12,459,157
Longfor Properties Co. Ltd. (b)	536,000	2,741,731
Medlive Technology Co. Ltd. (b)	621,660	620,455
Meituan Class B (a)(b)	1,287,288	24,386,308
NetEase, Inc. ADR	102,279	9,173,404
PagSeguro Digital Ltd. (a)(d)	567,390	11,376,170
Parade Technologies Ltd.	54,749	3,424,031
Pinduoduo, Inc. ADR (a)	530,097	21,262,191
Sea Ltd. ADR (a)	123,160	14,753,336
Silergy Corp.	45,892	5,384,539
SITC International Holdings Co. Ltd.	731,000	2,556,093
StoneCo Ltd. Class A (a)	170,778	1,998,103
Sunny Optical Technology Group Co. Ltd.	77,900	1,237,156
Tencent Holdings Ltd.	1,578,505	72,760,151
Tencent Music Entertainment Group ADR (a)	145,200	707,124
Tongdao Liepin Group (a)	587,541	1,325,646
Trip.com Group Ltd. ADR (a)	312,069	7,215,035
Uni-President China Holdings Ltd.	3,808,400	3,304,887
Wuxi Biologics (Cayman), Inc. (a)(b)	1,266,054	10,053,232
Xiaomi Corp. Class B (a)(b)	1,090,400	1,905,393
XP, Inc. Class A (a)	475,883	14,324,078
XPeng, Inc. ADR (a)	316,238	8,725,006
Zai Lab Ltd. (a)	684,180	3,114,843
Zai Lab Ltd. ADR (a)	3,440	151,291

TOTAL CAYMAN ISLANDS		376,276,224

Chile - 1.4%
Banco de Chile	18,266,611	1,955,744
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	273,265	23,391,484

TOTAL CHILE		25,347,228

China - 8.9%
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	71,333	2,516,395
Bafang Electric Suzhou Co. Ltd. (A Shares)	88,031	2,412,172
Beijing Enlight Media Co. Ltd. (A Shares)	2,499,600	3,221,984
C&S Paper Co. Ltd. (A Shares)	1,542,100	2,906,426
China Communications Services Corp. Ltd. (H Shares)	5,584,000	2,517,881
China Construction Bank Corp. (H Shares)	43,703,000	32,736,395
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	941,300	2,249,992
China Petroleum & Chemical Corp. (H Shares)	17,308,000	8,600,738
China Tower Corp. Ltd. (H Shares) (b)	9,318,177	1,043,099
Contemporary Amperex Technology Co. Ltd.	26,120	2,091,147
Daqin Railway Co. Ltd. (A Shares)	4,759,100	5,148,594
Flat Glass Group Co. Ltd. (d)	578,506	2,208,670
Gemdale Corp. (A Shares)	981,577	2,211,273
Great Wall Motor Co. Ltd. (H Shares)	1,348,869	2,117,030
Haier Smart Home Co. Ltd.	1,600,000	5,115,971
Haier Smart Home Co. Ltd. (A Shares)	211,600	765,255
Hongfa Technology Co. Ltd. (A Shares)	259,100	1,921,568
LONGi Green Energy Technology Co. Ltd.	144,100	1,625,433
Pharmaron Beijing Co. Ltd. (H Shares) (b)	231,944	2,789,447
Ping An Insurance Group Co. of China Ltd. (H Shares)	3,688,500	25,786,542
Poly Developments & Holdings (A Shares)	684,115	1,908,069
Proya Cosmetics Co. Ltd. (A Shares)	223,400	6,620,037
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	141,353	6,832,980
Sinopec Engineering Group Co. Ltd. (H Shares)	2,399,000	1,222,093
Sinopharm Group Co. Ltd. (H Shares)	793,549	1,801,399
Sungrow Power Supply Co. Ltd. (A Shares)	315,073	5,287,068
TravelSky Technology Ltd. (H Shares)	1,273,000	1,826,175
Tsingtao Brewery Co. Ltd. (H Shares)	1,739,800	13,676,973
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	432,801	883,058
WuXi AppTec Co. Ltd. (H Shares) (b)	210,163	3,283,578
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	102,900	3,022,199
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	408,146	1,063,441
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	1,064,200	4,120,336

TOTAL CHINA		161,533,418

Cyprus - 0.0%
TCS Group Holding PLC GDR (c)	292,174	366,547
Germany - 0.2%
Delivery Hero AG (a)(b)	63,954	2,820,060
Greece - 0.5%
Alpha Bank SA (a)	5,564,435	6,869,712
Piraeus Financial Holdings SA (a)	1,345,300	2,105,857

TOTAL GREECE		8,975,569

Hong Kong - 1.5%
AIA Group Ltd.	1,043,400	10,895,064
China Overseas Land and Investment Ltd.	916,960	2,728,625
China Resources Beer Holdings Co. Ltd.	1,606,666	9,774,939
Guangdong Investment Ltd.	2,608,000	3,553,247

TOTAL HONG KONG		26,951,875

Hungary - 0.1%
Richter Gedeon PLC	120,488	2,546,974
India - 15.0%
Adani Ports & Special Economic Zone Ltd.	933,408	9,454,710
Apollo Hospitals Enterprise Ltd.	84,859	5,026,041
Bajaj Finance Ltd.	155,348	14,723,475
Bandhan Bank Ltd. (b)	1,923,000	7,730,330
Bharat Electronics Ltd.	1,494,300	4,125,218
CE Info Systems Ltd.	57,968	1,144,526
Divi's Laboratories Ltd.	53,910	3,111,934
Embassy Office Parks (REIT)	268,100	1,309,324
HDFC Bank Ltd.	2,065,782	39,706,614
Hindustan Aeronautics Ltd.	1,620	31,550
Housing Development Finance Corp. Ltd.	24,700	770,769
Indraprastha Gas Ltd.	791,320	3,874,971
Indus Towers Ltd. (a)	172,600	502,135
Infosys Ltd.	360,812	9,017,525
Infosys Ltd. sponsored ADR	833,058	20,734,814
ITC Ltd.	2,143,987	7,040,919
JK Cement Ltd.	345,798	11,027,910
Larsen & Toubro Ltd.	457,616	10,591,117
Mahanagar Gas Ltd.	220,190	2,251,017
Manappuram General Finance & Leasing Ltd.	1,985,357	2,948,254
Maruti Suzuki India Ltd.	39,391	3,901,186
NTPC Ltd.	2,932,222	5,189,806
Oberoi Realty Ltd. (a)	220,566	2,713,419
Oil & Natural Gas Corp. Ltd.	3,074,400	6,598,058
Petronet LNG Ltd.	805,668	2,048,651
Power Grid Corp. of India Ltd.	2,861,674	8,142,043
Reliance Industries Ltd.	982,097	33,900,062
Shree Cement Ltd.	27,327	8,602,679
Shriram Transport Finance Co. Ltd.	785,500	11,640,710
Sun Pharmaceutical Industries Ltd.	145,089	1,742,800
Tata Motors Ltd. (a)	896,909	5,059,006
Tata Steel Ltd.	487,500	8,323,130
Tech Mahindra Ltd.	283,492	5,566,489
Titan Co. Ltd.	110,592	3,676,786
Torrent Pharmaceuticals Ltd.	70,681	2,589,203
Vijaya Diagnostic Centre Pvt Ltd.	127,007	729,669
Voltas Ltd.	176,454	2,877,077
Wipro Ltd.	312,345	2,422,863

TOTAL INDIA		270,846,790

Indonesia - 2.1%
PT Bank Central Asia Tbk	27,491,924	15,281,538
PT Bank Rakyat Indonesia (Persero) Tbk	64,628,955	20,874,166
PT Dayamitra Telekomunikasi Tbk (a)	7,008,600	375,971
PT United Tractors Tbk	1,181,500	2,097,173

TOTAL INDONESIA		38,628,848

Japan - 1.1%
Capcom Co. Ltd.	80,830	1,959,669
JEOL Ltd.	23,736	1,312,208
JTOWER, Inc. (a)	17,292	1,007,133
Money Forward, Inc. (a)	38,219	1,696,398
Renesas Electronics Corp. (a)	299,874	3,474,631
Sumco Corp.	102,100	1,670,860
Tokyo Electron Ltd.	3,837	1,970,534
Z Holdings Corp.	1,664,376	7,195,251

TOTAL JAPAN		20,286,684

Korea (South) - 12.5%
AMOREPACIFIC Group, Inc.	150,319	5,399,938
Coway Co. Ltd.	79,270	4,458,383
Hana Financial Group, Inc.	220,137	8,736,409
Hanon Systems	265,750	2,565,939
Hyundai Mobis	27,766	4,883,078
Kakao Corp.	115,960	10,057,049
Kakao Pay Corp. (a)	20,933	2,545,855
KB Financial Group, Inc.	301,216	15,062,118
Kia Corp.	206,661	12,489,719
LG Chemical Ltd.	9,680	4,220,591
LG Corp.	64,722	4,055,540
NAVER Corp.	10,667	2,958,189
NCSOFT Corp.	8,084	3,093,488
Netmarble Corp. (b)	9,012	821,760
POSCO	76,991	18,427,752
S-Oil Corp.	55,800	4,417,726
Samsung Biologics Co. Ltd. (a)(b)	12,379	8,392,863
Samsung Electronics Co. Ltd.	1,415,531	80,823,862
Samsung SDI Co. Ltd.	11,444	5,557,504
SK Hynix, Inc.	257,358	24,703,524
Studio Dragon Corp. (a)	28,900	2,178,684

TOTAL KOREA (SOUTH)		225,849,971

Luxembourg - 0.4%
Adecoagro SA (a)	90,904	1,098,120
Globant SA (a)	5,253	1,376,654
Tenaris SA sponsored ADR	132,100	3,972,247

TOTAL LUXEMBOURG		6,447,021

Mauritius - 0.1%
Jumo World Ltd. (c)	161	934,174
Mexico - 2.5%
CEMEX S.A.B. de CV sponsored ADR (a)	2,399,700	12,694,413
Corporacion Inmobiliaria Vesta S.A.B. de CV	1,143,900	2,187,730
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	403,696	6,547,831
Grupo Aeroportuario Norte S.A.B. de CV	300,300	2,247,041
Grupo Financiero Banorte S.A.B. de CV Series O	1,989,532	14,959,000
Wal-Mart de Mexico SA de CV Series V	1,394,200	5,742,225

TOTAL MEXICO		44,378,240

Netherlands - 0.4%
ASML Holding NV (Netherlands)	4,406	2,944,186
CTP BV (b)	24,229	407,411
NXP Semiconductors NV	8,688	1,607,975
X5 Retail Group NV GDR (Reg. S) (c)	450,200	93,997
Yandex NV Series A (a)(c)	475,848	1,632,083

TOTAL NETHERLANDS		6,685,652

Panama - 0.2%
Copa Holdings SA Class A (a)	36,449	3,048,594
Philippines - 0.2%
Ayala Land, Inc.	2,606,800	1,760,274
SM Investments Corp.	124,000	2,163,258

TOTAL PHILIPPINES		3,923,532

Poland - 0.2%
CD Projekt RED SA (d)	95,449	3,946,762
Russia - 0.0%
Gazprom OAO sponsored ADR (Reg. S) (c)	782,800	178,823
LSR Group OJSC (c)	6,300	7,258
LUKOIL PJSC sponsored ADR (c)	176,600	49,958
Novatek PJSC GDR (Reg. S) (c)	46,200	11,803
Sberbank of Russia (c)	794,750	5,596
Sberbank of Russia sponsored ADR (c)	1,468,992	26,148
Severstal PAO GDR (Reg. S) (c)	433,400	10,233

TOTAL RUSSIA		289,819

Saudi Arabia - 2.6%
Al Rajhi Bank	535,172	22,910,469
Alinma Bank	1,010,500	10,464,594
Saudi Arabian Oil Co. (b)	613,500	7,048,341
Saudi Tadawul Group Holding Co.	143,300	7,295,828

TOTAL SAUDI ARABIA		47,719,232

Singapore - 0.8%
First Resources Ltd.	5,276,800	7,954,897
United Overseas Bank Ltd.	257,600	6,027,325

TOTAL SINGAPORE		13,982,222

South Africa - 3.4%
Capitec Bank Holdings Ltd.	78,199	12,530,838
FirstRand Ltd. (d)	3,024,828	16,036,505
Impala Platinum Holdings Ltd.	1,482,500	22,819,092
Pick 'n Pay Stores Ltd.	2,636,408	9,699,456

TOTAL SOUTH AFRICA		61,085,891

Taiwan - 10.2%
eMemory Technology, Inc.	37,000	2,352,801
GlobalWafers Co. Ltd.	9,000	209,618
MediaTek, Inc.	532,927	16,596,270
Taiwan Semiconductor Manufacturing Co. Ltd.	7,393,112	151,762,048
Unified-President Enterprises Corp.	2,791,000	6,373,857
Unimicron Technology Corp.	405,000	3,454,347
Wiwynn Corp.	76,000	2,682,833

TOTAL TAIWAN		183,431,774

Thailand - 0.4%
Land & House PCL (For. Reg.)	3,819,700	1,089,191
PTT Global Chemical PCL (For. Reg.)	3,912,600	5,945,800

TOTAL THAILAND		7,034,991

Turkey - 0.5%
Aselsan A/S	3,120,000	5,133,457
Bim Birlesik Magazalar A/S JSC	646,000	3,727,156

TOTAL TURKEY		8,860,613

United Kingdom - 0.8%
Helios Towers PLC (a)	590,800	895,625
Mondi PLC	171,842	3,428,020
Prudential PLC	715,698	10,566,046

TOTAL UNITED KINGDOM		14,889,691

United States of America - 2.2%
Airbnb, Inc. Class A (a)	6,300	1,082,088
Dlocal Ltd.	169,400	5,295,444
FirstCash Holdings, Inc.	123,072	8,656,884
Li Auto, Inc. ADR (a)	458,263	11,827,768
Marvell Technology, Inc.	38,003	2,725,195
NVIDIA Corp.	10,845	2,959,167
Salesforce.com, Inc. (a)	10,480	2,225,114
Snap, Inc. Class A (a)	30,956	1,114,106
SolarEdge Technologies, Inc. (a)	6,636	2,139,247
Yum China Holdings, Inc.	47,076	1,955,537

TOTAL UNITED STATES OF AMERICA		39,980,550

TOTAL COMMON STOCKS
(Cost $1,561,010,521)		1,740,994,901

Preferred Stocks - 2.8%
Convertible Preferred Stocks - 0.5%
Cayman Islands - 0.1%
Creditas Financial Solutions Ltd. Series F (c)(e)	4,374	1,377,733
China - 0.3%
ByteDance Ltd. Series E1 (a)(c)(e)	30,246	4,453,724
dMed Biopharmaceutical Co. Ltd. Series C (a)(c)(e)	52,588	521,673
		4,975,397
India - 0.1%
Meesho Series F (c)(e)	33,863	2,596,354

TOTAL CONVERTIBLE PREFERRED STOCKS		8,949,484

Nonconvertible Preferred Stocks - 2.3%
Brazil - 2.0%
Ambev SA sponsored ADR	3,840,400	12,404,492
Companhia de Transmissao de Energia Eletrica Paulista (PN)	310,200	1,722,664
Metalurgica Gerdau SA (PN)	4,160,800	10,714,319
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	474,600	6,634,908
sponsored ADR	345,700	5,116,360
		36,592,743
Korea (South) - 0.2%
Hyundai Motor Co. Series 2	62,324	4,419,606
United States of America - 0.1%
Gupshup, Inc. (c)(e)	44,950	900,349

TOTAL NONCONVERTIBLE PREFERRED STOCKS		41,912,698

TOTAL PREFERRED STOCKS
(Cost $38,159,703)		50,862,182
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.26% 4/7/22 to 5/12/22 (Cost $3,669,009)	3,670,000	3,669,252
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.31% (f)	20,223,036	20,227,081
Fidelity Securities Lending Cash Central Fund 0.31% (f)(g)	27,767,559	27,770,336
TOTAL MONEY MARKET FUNDS
(Cost $47,997,033)		47,997,417
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,650,836,266)		1,843,523,752
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(39,017,460)
NET ASSETS - 100%		$1,804,506,292

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,666,674 or 5.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,622,261 or 0.6% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Ant International Co. Ltd. Class C	5/16/18	$1,663,286
ByteDance Ltd. Series E1	11/18/20	$3,314,181
Creditas Financial Solutions Ltd. Series F	1/28/22	$1,377,733
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$746,915
Gupshup, Inc.	6/8/21	$1,027,791
Meesho Series F	9/21/21	$2,596,355

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$20,872,933	$581,629,665	$582,275,517	$12,267	$--	$--	$20,227,081	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	19,520,703	140,087,363	131,837,730	33,711	--	--	27,770,336	0.1%
Total	$40,393,636	$721,717,028	$714,113,247	$45,978	$--	$--	$47,997,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$155,051,688	$41,795,471	$111,624,134	$1,632,083
Consumer Discretionary	230,998,194	72,799,612	158,063,510	135,072
Consumer Staples	116,328,181	50,159,112	66,075,072	93,997
Energy	80,674,848	22,771,856	57,662,408	240,584
Financials	372,621,294	129,248,232	239,890,436	3,482,626
Health Care	72,894,102	8,159,660	64,212,769	521,673
Industrials	92,616,093	29,115,155	63,500,938	--
Information Technology	400,063,251	53,904,753	338,208,071	7,950,427
Materials	185,260,122	105,882,935	79,366,954	10,233
Real Estate	33,988,780	5,252,263	28,729,259	7,258
Utilities	51,360,530	14,452,541	36,907,989	--
Government Obligations	3,669,252	--	3,669,252	--
Money Market Funds	47,997,417	47,997,417	--	--
Total Investments in Securities:	$1,843,523,752	$581,539,007	$1,247,910,792	$14,073,953

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $25,420,178) — See accompanying schedule: Unaffiliated issuers (cost $1,602,839,233)	$1,795,526,335
Fidelity Central Funds (cost $47,997,033)	47,997,417
Total Investment in Securities (cost $1,650,836,266)		$1,843,523,752
Foreign currency held at value (cost $11,055,319)		10,913,798
Receivable for investments sold		11,453,887
Receivable for fund shares sold		11,336
Dividends receivable		5,464,325
Interest receivable		453
Distributions receivable from Fidelity Central Funds		12,687
Other receivables		157,859
Total assets		1,871,538,097
Liabilities
Payable to custodian bank	$1,092,839
Payable for investments purchased	32,072,630
Payable for fund shares redeemed	962,200
Other payables and accrued expenses	5,134,128
Collateral on securities loaned	27,770,008
Total liabilities		67,031,805
Net Assets		$1,804,506,292
Net Assets consist of:
Paid in capital		$1,653,689,804
Total accumulated earnings (loss)		150,816,488
Net Assets		$1,804,506,292
Net Asset Value, offering price and redemption price per share ($1,804,506,292 ÷ 8,368,530 shares)		$215.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$17,932,741
Non-Cash dividends		4,859,470
Interest		4,101
Income from Fidelity Central Funds (including $33,711 from security lending)		45,978
Income before foreign taxes withheld		22,842,290
Less foreign taxes withheld		(2,532,728)
Total income		20,309,562
Expenses
Custodian fees and expenses	$206,093
Independent directors' fees and expenses	3,489
Interest	433
Miscellaneous	15
Total expenses		210,030
Net investment income (loss)		20,099,532
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,846,833)	(11,701,001)
Foreign currency transactions	(394,970)
Futures contracts	103,952
Total net realized gain (loss)		(11,992,019)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,956,332)	(318,235,807)
Assets and liabilities in foreign currencies	(98,171)
Futures contracts	255,884
Total change in net unrealized appreciation (depreciation)		(318,078,094)
Net gain (loss)		(330,070,113)
Net increase (decrease) in net assets resulting from operations		$(309,970,581)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,099,532	$41,983,936
Net realized gain (loss)	(11,992,019)	175,236,762
Change in net unrealized appreciation (depreciation)	(318,078,094)	193,320,841
Net increase (decrease) in net assets resulting from operations	(309,970,581)	410,541,539
Distributions to shareholders	(155,220,734)	(39,322,546)
Affiliated share transactions
Proceeds from sales of shares	303,934,016	266,859,195
Reinvestment of distributions	155,220,734	39,322,546
Cost of shares redeemed	(92,171,491)	(761,493,626)
Net increase (decrease) in net assets resulting from share transactions	366,983,259	(455,311,885)
Total increase (decrease) in net assets	(98,208,056)	(84,092,892)
Net Assets
Beginning of period	1,902,714,348	1,986,807,240
End of period	$1,804,506,292	$1,902,714,348
Other Information
Shares
Sold	1,250,506	918,516
Issued in reinvestment of distributions	635,994	136,548
Redeemed	(369,108)	(2,582,041)
Net increase (decrease)	1,517,392	(1,526,977)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$277.72	$237.14	$210.61	$220.61	$246.26	$202.55
Income from Investment Operations
Net investment income (loss)A,B	2.69	5.06	3.85	7.79C	5.11	4.65
Net realized and unrealized gain (loss)	(41.69)	40.55	28.57	1.52	(14.13)	44.19
Total from investment operations	(39.00)	45.61	32.42	9.31	(9.02)	48.84
Distributions from net investment income	(4.59)	(5.03)	(5.52)	(4.54)	(4.95)	(4.06)
Distributions from net realized gain	(18.50)	–	(.37)	(14.76)	(11.68)	(1.07)
Total distributions	(23.09)	(5.03)	(5.89)	(19.31)D	(16.63)	(5.13)
Net asset value, end of period	$215.63	$277.72	$237.14	$210.61	$220.61	$246.26
Total ReturnE,F	(15.03)%	19.17%	15.71%	5.22%	(4.20)%	24.55%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	.02%I	.03%	.05%	.06%	.07%	.07%
Expenses net of fee waivers, if any	.02%I	.03%	.05%	.06%	.07%	.07%
Expenses net of all reductions	.02%I	.03%	.05%	.06%	.07%	.07%
Net investment income (loss)	2.15%I	1.74%	1.76%	3.73%C	2.07%	2.12%
Supplemental Data
Net assets, end of period (000 omitted)	$1,804,506	$1,902,714	$1,986,807	$1,779,865	$663,813	$763,186
Portfolio turnover rateJ	66%I	68%	50%	60%	65%	59%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $2.72 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.43%.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Emerging Markets Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$424,168,425
Gross unrealized depreciation	(259,070,715)
Net unrealized appreciation (depreciation)	$165,097,710
Tax cost	$1,678,426,042

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Equity Central Fund	852,018,435	605,937,384

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Emerging Markets Equity Central Fund	$5,122

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Emerging Markets Equity Central Fund	Borrower	$12,368,250.32%		$433

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Emerging Markets Equity Central Fund	20,283,436	13,958,189	(3,315,066)

Other. During the period, the investment adviser reimbursed the Fund for certain losses as follows:

Amount ($)
Fidelity Emerging Markets Equity Central Fund	5,767

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Equity Central Fund	$3,625	$–	$–

8. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Emerging Markets Equity Central Fund	.0224%
Actual		$1,000.00	$849.70	$.10
Hypothetical-C		$1,000.00	$1,024.82	$.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMQ-SANN-0522
1.876936.113

Fidelity® Real Estate Equity Central Fund

Semi-Annual Report

March 31, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of March 31, 2022

% of fund's net assets
Prologis (REIT), Inc.	13.6
Equinix, Inc.	8.2
CubeSmart	6.8
Ventas, Inc.	5.8
Mid-America Apartment Communities, Inc.	4.9
Essex Property Trust, Inc.	4.8
Equity Lifestyle Properties, Inc.	3.9
Alexandria Real Estate Equities, Inc.	3.6
RLJ Lodging Trust	3.6
Welltower, Inc.	3.4
58.6

Top Five REIT Sectors as of March 31, 2022

% of fund's net assets
REITs - Diversified	18.1
REITs - Warehouse/Industrial	17.3
REITs - Apartments	15.7
REITs - Health Care	10.4
REITs - Storage	9.0

Asset Allocation (% of fund's net assets)

As of March 31, 2022
Stocks	99.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.0%

Schedule of Investments March 31, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Commercial Services & Supplies - 0.6%
REITs - Diversified - 0.6%
CoreCivic, Inc. (a)	858,700	$9,591,679
Diversified Financial Services - 1.5%
Multi-Sector Holdings - 1.5%
WeWork, Inc. (a)(b)	3,673,800	25,055,316
Equity Real Estate Investment Trusts (REITs) - 93.5%
REITs - Apartments - 15.7%
Essex Property Trust, Inc.	236,219	81,608,940
Invitation Homes, Inc.	1,366,904	54,922,203
Mid-America Apartment Communities, Inc.	389,900	81,664,555
UDR, Inc.	788,682	45,246,686
		263,442,384
REITs - Diversified - 17.5%
Crown Castle International Corp.	133,600	24,662,560
Digitalbridge Group, Inc. (a)	1,855,200	13,357,440
Equinix, Inc.	186,938	138,636,960
Lamar Advertising Co. Class A	354,400	41,174,192
VICI Properties, Inc.	1,792,831	51,023,970
Washington REIT (SBI)	971,600	24,775,800
		293,630,922
REITs - Health Care - 10.4%
CareTrust (REIT), Inc.	1,010,200	19,496,860
Ventas, Inc.	1,591,694	98,303,021
Welltower, Inc.	587,266	56,459,753
		174,259,634
REITs - Hotels - 4.5%
RLJ Lodging Trust	4,275,267	60,195,759
Ryman Hospitality Properties, Inc. (a)	167,100	15,501,867
		75,697,626
REITs - Management/Investment - 1.0%
LXP Industrial Trust (REIT)	1,067,437	16,758,761
REITs - Manufactured Homes - 3.9%
Equity Lifestyle Properties, Inc.	861,100	65,856,928
REITs - Office Property - 5.4%
Alexandria Real Estate Equities, Inc.	302,180	60,813,725
Douglas Emmett, Inc.	890,262	29,752,556
		90,566,281
REITs - Shopping Centers - 4.2%
Phillips Edison & Co., Inc. (b)	672,700	23,134,153
SITE Centers Corp.	2,897,100	48,410,541
		71,544,694
REITs - Single Tenant - 4.6%
Four Corners Property Trust, Inc.	1,296,400	35,054,656
Spirit Realty Capital, Inc.	929,800	42,789,396
		77,844,052
REITs - Storage - 9.0%
CubeSmart	2,193,719	114,139,200
Public Storage	96,200	37,544,936
		151,684,136
REITs - Warehouse/Industrial - 17.3%
Americold Realty Trust	406,710	11,339,075
EastGroup Properties, Inc.	69,800	14,188,944
Prologis (REIT), Inc.	1,411,221	227,883,967
Terreno Realty Corp.	505,716	37,448,270
		290,860,256

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		1,572,145,674

Hotels, Restaurants & Leisure - 0.7%
Casinos & Gaming - 0.7%
Caesars Entertainment, Inc. (a)	148,510	11,488,734
IT Services - 1.2%
Internet Services & Infrastructure - 1.2%
Cyxtera Technologies, Inc. (c)	391,426	4,783,226
Cyxtera Technologies, Inc. Class A (a)	1,273,131	15,557,661
		20,340,887
Real Estate Management & Development - 1.5%
Real Estate Services - 1.5%
Jones Lang LaSalle, Inc. (a)	105,400	25,239,084
TOTAL COMMON STOCKS
(Cost $1,308,163,306)		1,663,861,374

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.31% (d)	19,206,089	19,209,930
Fidelity Securities Lending Cash Central Fund 0.31% (d)(e)	22,892,211	22,894,500
TOTAL MONEY MARKET FUNDS
(Cost $42,104,430)		42,104,430
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $1,350,267,736)		1,705,965,804
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(24,721,698)
NET ASSETS - 100%		$1,681,244,106

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,783,226 or 0.3% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cyxtera Technologies, Inc.	2/21/21	$3,914,260

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.31%	$10,552,502	$352,821,660	$344,164,232	$7,800	$--	$--	$19,209,930	0.0%
Fidelity Securities Lending Cash Central Fund 0.31%	54,870,675	180,242,626	212,218,801	85,131	--	--	22,894,500	0.1%
Total	$65,423,177	$533,064,286	$556,383,033	$92,931	$--	$--	$42,104,430

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$1,663,861,374	$1,663,861,374	$--	$--
Money Market Funds	42,104,430	42,104,430	--	--
Total Investments in Securities:	$1,705,965,804	$1,705,965,804	$--	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		March 31, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $22,199,484) — See accompanying schedule: Unaffiliated issuers (cost $1,308,163,306)	$1,663,861,374
Fidelity Central Funds (cost $42,104,430)	42,104,430
Total Investment in Securities (cost $1,350,267,736)		$1,705,965,804
Receivable for investments sold		9,179,415
Receivable for fund shares sold		3,364
Dividends receivable		6,202,482
Distributions receivable from Fidelity Central Funds		11,116
Total assets		1,721,362,181
Liabilities
Payable for investments purchased	$2,088,295
Payable for fund shares redeemed	15,127,518
Other payables and accrued expenses	7,762
Collateral on securities loaned	22,894,500
Total liabilities		40,118,075
Net Assets		$1,681,244,106
Net Assets consist of:
Paid in capital		$1,361,898,568
Total accumulated earnings (loss)		319,345,538
Net Assets		$1,681,244,106
Net Asset Value, offering price and redemption price per share ($1,681,244,106 ÷ 11,039,150 shares)		$152.30

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended March 31, 2022 (Unaudited)
Investment Income
Dividends		$18,934,677
Income from Fidelity Central Funds (including $85,131 from security lending)		92,931
Total income		19,027,608
Expenses
Custodian fees and expenses	$16,158
Independent directors' fees and expenses	3,061
Interest	2,415
Miscellaneous	16
Total expenses before reductions	21,650
Expense reductions	(88)
Total expenses after reductions		21,562
Net investment income (loss)		19,006,046
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	55,947,288
Total net realized gain (loss)		55,947,288
Change in net unrealized appreciation (depreciation) on investment securities		63,083,235
Net gain (loss)		119,030,523
Net increase (decrease) in net assets resulting from operations		$138,036,569

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended March 31, 2022 (Unaudited)	Year ended September 30, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,006,046	$32,492,044
Net realized gain (loss)	55,947,288	23,174,038
Change in net unrealized appreciation (depreciation)	63,083,235	289,107,046
Net increase (decrease) in net assets resulting from operations	138,036,569	344,773,128
Distributions to shareholders	(17,625,598)	(26,089,180)
Affiliated share transactions
Proceeds from sales of shares	265,160,760	702,838,441
Reinvestment of distributions	17,625,598	26,089,180
Cost of shares redeemed	(354,554,557)	(115,080,816)
Net increase (decrease) in net assets resulting from share transactions	(71,768,199)	613,846,805
Total increase (decrease) in net assets	48,642,772	932,530,753
Net Assets
Beginning of period	1,632,601,334	700,070,581
End of period	$1,681,244,106	$1,632,601,334
Other Information
Shares
Sold	1,749,478	5,716,656
Issued in reinvestment of distributions	115,981	197,926
Redeemed	(2,404,990)	(812,484)
Net increase (decrease)	(539,531)	5,102,098

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Real Estate Equity Central Fund

	Six months ended (Unaudited) March 31,	Years endedSeptember 30,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$141.00	$108.09	$124.43	$109.73	$112.82	$113.15
Income from Investment Operations
Net investment income (loss)A,B	1.62	3.33	3.43	3.92	3.84	3.00
Net realized and unrealized gain (loss)	11.12	32.42	(16.47)	15.85	.13	(.91)
Total from investment operations	12.74	35.75	(13.04)	19.77	3.97	2.09
Distributions from net investment income	(1.44)	(2.84)	(3.30)	(3.16)	(3.16)C	(2.29)
Distributions from net realized gain	–	–	–	(1.91)	(3.90)C	(.12)
Total distributions	(1.44)	(2.84)	(3.30)	(5.07)	(7.06)	(2.42)D
Net asset value, end of period	$152.30	$141.00	$108.09	$124.43	$109.73	$112.82
Total ReturnE,F	9.04%	33.38%	(10.48)%	18.98%	3.73%	1.95%
Ratios to Average Net AssetsB,G,H
Expenses before reductions	- %I,J	- %J	- %J	.01%	.01%	.01%
Expenses net of fee waivers, if any	- %I,J	- %J	- %J	.01%	.01%	.01%
Expenses net of all reductions	- %I,J	- %J	- %J	.01%	.01%	.01%
Net investment income (loss)	2.16%I	2.54%	3.05%	3.44%	3.59%	2.72%
Supplemental Data
Net assets, end of period (000 omitted)	$1,681,244	$1,632,601	$700,071	$453,902	$126,704	$127,147
Portfolio turnover rateK	63%I	28%	84%L	37%	47%	64%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount represents less than .005%.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended March 31, 2022

1. Organization.

Fidelity Real Estate Equity Central Fund (the Fund) is a non-diversified fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of March 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$370,291,673
Gross unrealized depreciation	(22,874,085)
Net unrealized appreciation (depreciation)	$347,417,588
Tax cost	$1,358,548,216

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(90,679,378)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Real Estate Equity Central Fund	542,676,940	612,044,083

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Real Estate Equity Central Fund	$6,441

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Real Estate Equity Central Fund	Borrower	$25,220,909.31%		$2,415

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Real Estate Equity Central Fund	35,086,508	22,302,465	(252,797)

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Real Estate Equity Central Fund	$9,230	$45	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $88.

8. Other.

A fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2021 to March 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2021	Ending Account Value March 31, 2022	Expenses Paid During Period-B October 1, 2021 to March 31, 2022
Fidelity Real Estate Equity Central Fund	.0025%
Actual		$1,000.00	$1,090.40	$.01
Hypothetical-C		$1,000.00	$1,024.92	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ESCIP-SANN-0522
1.831586.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	May 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	May 19, 2022